united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 81 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 10/31/19

Item 1. Reports to Stockholders.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website Advisoronefunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

AdvisorOne Funds Semi-Annual Report

Table of Contents

Letter from the Portfolio Management Team	1

CLS Global Aggressive Equity Fund
Portfolio Summary	4
Performance Update	5

CLS Global Diversified Equity Fund
Portfolio Summary	6
Performance Update	7

CLS Growth and Income Fund
Portfolio Summary	8
Performance Update	9

CLS Flexible Income Fund
Portfolio Summary	10
Performance Update	11

CLS Shelter Fund
Portfolio Summary	12
Performance Update	13

CLS Strategic Global Equity Fund
Portfolio Summary	14
Performance Update	15

Schedule of Investments
CLS Global Aggressive Equity Fund	16
CLS Global Diversified Equity Fund	18
CLS Growth and Income Fund	20
CLS Flexible Income Fund	23
CLS Shelter Fund	26
CLS Strategic Global Equity Fund	27

 i

AdvisorOne Funds Semi-Annual Report

Table of Contents (Continued)

Statements of Assets and Liabilities	29

Statements of Operations	31

Statements of Changes in Net Assets
CLS Global Aggressive Equity Fund	33
CLS Global Diversified Equity Fund	33
CLS Growth and Income Fund	34
CLS Flexible Income Fund	34
CLS Shelter Fund	35
CLS Strategic Global Equity Fund	35

Financial Highlights
CLS Global Aggressive Equity Fund	36
CLS Global Diversified Equity Fund	38
CLS Growth and Income Fund	40
CLS Flexible Income Fund	42
CLS Shelter Fund	44
CLS Strategic Global Equity Fund	46

Notes to Financial Statements	47

Shareholder Expense Example	68

 ii

AdvisorOne Funds Semi-Annual Report

Letter from the Portfolio Management Team

Dear Shareholders:

The last six months ended October 31, 2019 (the “period) brought many alarming headlines, including renewed China trade wars, political uncertainty regarding Brexit, attacks on Saudi oil fields, problems in the repo market, and the possible impeachment of the president of the United States.

But despite all the noise, the U.S. economy is holding up well, and the U.S. stock market (as defined by the Morningstar U.S. Market Index) was up 3.62% over the period.

Uncertainty about trade wars has contributed to market volatility and reduced corporate confidence. This is one reason we expect below-average future economic growth. But we believe the Federal Reserve (Fed) and other developed-market central banks from around the world are committed to maintaining loose monetary policies, thereby lowering the probability of a recession. This was highlighted by both the Fed and European Central Bank’s reduction of target policy rates in September 2019.

Interest rates fell further over the period as central banks across the world acted in response to slowing global growth. One of the most staggering data points was that the amount of negative-yielding sovereign debt was roughly $13 trillion as of October 31, 2019.

Over the six-month period that ended October 31, 2019, the overall global market (as defined by 60% Morningstar U.S. Market Index and 40% Morningstar Global ex-U.S. Index) was up 3.19%. As mentioned, the U.S. stock market gained 3.62%, as larger companies rose 4.45% (as defined by Morningstar U.S. Large Cap), while smaller market capitalization companies dropped 0.85% (as defined by Morningstar U.S. Small Cap). One interesting highlight was that value stocks outperformed growth stocks, suggesting the pendulum may be swinging back toward value.

International equity markets (as defined by the Morningstar Global ex-U.S. Index) gained 2.21% over the period. Developed international markets (as defined by the Morningstar Developed ex-U.S. Index), such as Europe and Japan, gained 3.41%, while emerging markets (as defined by the Morningstar Emerging Markets Index), such as China and India, lost 0.73% amidst trade uncertainty.

The Bloomberg Barclays U.S. Aggregate Bond Index (a proxy for the U.S. investment-grade bond market) saw continued gains as yields moved lower, ending the period up by 5.71%. The 10-year U.S. Treasury yield ended the period at 1.69%, while the three-month U.S. Treasury yield ended the month at 1.52%.

Within diversified asset classes, commodities (as defined by the Morningstar Long-Only Commodity Index) fell 2.71% amid weakness in agriculture, while alternatives (as defined by the Morningstar Diversified Alternatives Index) diversified well against volatility, ending the period up 1.53%. Real estate (as defined by the Morningstar U.S. Real Estate Index) continued its strong performance, up 9.85%.

In general, the AdvisorOne Funds continued to show positive absolute performance, particularly with the help of value stocks outperformance of growth stocks. However, CLS’s emphasis on international stocks, particularly emerging markets, generally detracted from performance.

AdvisorOne Funds Semi-Annual Report

The CLS Approach

Let’s break down our beliefs into a bit more detail as they inform our approach to portfolio management of the AdvisorOne Funds.

1)	Helping Investors Succeed

We believe risk-budgeted, global, balanced portfolios, along with clear and transparent communication help investors achieve success. Our Risk Budget process involves measuring investment risk relative to the risk of the global markets, using a combination of beta and relative standard deviation, and we aim to keep investment risk stable. If portfolios behave as expected, investors are more likely to stay the course with their investment plans.

2)	Global

We believe diversification across domestic and international markets should provide smoother returns and ultimately higher risk-adjusted performance than domestic-only portfolios over time.

3)	Balanced

We believe multi-asset allocations – and managing the proper balance between assets depending on a portfolio’s mandate – work for investors. Again, smoother returns can translate into better investor experiences and results.

We also believe in the power of teamwork and discipline. All AdvisorOne Funds are team managed using disciplined processes that we believe are key to long-term success.

Investment Outlook

As active, multi-asset allocators, we build our various portfolios around the CLS Investment Themes. These Themes are approved by the CLS Investment Committee and guide our approach to managing the AdvisorOne Funds. Our current themes:

1)	Be Active

We believe investors need to be active, not passive, when building investment portfolios due to constant evolution in the global stock and bond markets’ expected risks and returns. For example, CLS portfolio allocations differ from the broad market as some markets are more expensive and carry more risk than others.

AdvisorOne Funds Semi-Annual Report

One way we are currently different is in our emphasis on value-oriented stocks, i.e., companies that can be bought for a lower multiple of sales or earnings, and international stocks (U.S. stocks are the most expensive they have been in decades). In addition, when building portfolios of exchange-traded funds (ETFs), CLS emphasizes smart beta ETFs, which are rules-based funds, such as those that only buy securities with the lowest price-to-sales ratios. We also emphasize actively managed ETFs, which are funds that try to be different from their underlying benchmarks in the attempt to outperform over time.

2)	Be Resilient

This theme essentially has two parts. First, the bull market in stocks, which now comprises a 10-year climb without a 20% pullback, and the economic expansion are mature. It doesn’t mean that the demise of either is necessarily imminent, but CLS is nonetheless making its portfolios more resilient in anticipation of late-cycle market behavior. This means that CLS portfolios will place more emphasis on non-cyclical sectors that we believe should perform better in this anticipated environment. These sectors include consumer staples and healthcare.

Second, fixed income (bonds) remains vital to helping stabilize and manage portfolio risk. Nonetheless, interest rates are low by historical standards. Thus, we believe investors need to be creative in diversifying equity risk. CLS will achieve this by placing more emphasis on alternative investment strategies, such as merger arbitrage, which has low volatility like the bond market, and real assets, such as commodities and real estate investment trusts. Like the stock market, real assets tend to be more volatile, but since they often have a different rhythm to price movement, they may help reduce overall portfolio volatility. They may also provide some insurance for changes in inflation and inflation expectations.

3)	Be Innovative

Despite the anticipated slower growth in the immediate year(s) ahead, we believe the future remains especially bright for the global economy and markets. Due to innovative technologies, the economy is being reshaped, and new opportunities are being presented in a variety of industries, including cybersecurity, clean energy, healthcare, fintech, artificial intelligence, robotics, biotech, and many more.

Thank you for your trust and confidence in managing your funds.

Sincerely,

CLS Investments Portfolio Management Team

9036-NLD-12/9/2019

1413-CLS-12/9/2019

AdvisorOne Funds Semi-Annual Report

CLS Global Aggressive Equity Fund - Portfolio Summary

Portfolio Commentary

CLS Global Aggressive Equity returned 0.14% over the six-month period ended October 31, 2019. The Fund has a Risk Budget of 110 (over time, it assumes 110% of the risk of a diversified stock portfolio consisting of 60% domestic equities and 40% international equities).

The Fund underperformed its Risk Budget benchmark during this time frame. Exposure to energy companies, emerging markets (specifically in Asia), and international value-oriented companies detracted from performance. Domestic exposure to higher quality value firms, financial, and retail companies contributed positively.

The largest sector tilts remain in financials, health care, energy, and the consumer sectors. Regionally, allocations to Asia – both developed and emerging – remain the largest overweight. Developed Europe and Japan remain underweights. The Fund remains positioned in asset classes with significant valuation discounts, and therefore areas we believe have the highest expected returns going forward.

Turnover for the Fund over the past six months ended October 31, 2019 was 34%.

*	Based on total net asset value as of October 31, 2019. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
VanEck Vectors Morningstar Wide Moat ETF	9.62%
The Fund is a rules-based, equal weighted index intended to offer exposure to the 20 most attractively price companies with sustainable competitive advantages.
iShares Edge MSCI International Value Factor ETF	5.88%
The Fund seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with value characteristics and relatively lower valuations.
iShares MSCI All Country Asia ex Japan ETF	5.70%
The Fund seeks to track the investment results of an index composed of Asian equities, excluding Japan.
VanEck Vectors Retail ETF	5.69%
The Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Listed Retail 25 Index (MVRTHTR), which is intended to track the overall performance of companies involved in retail distribution, wholesalers, on-line, direct mail and TV retailers, multi-line retailers, specialty retailers and food and other staples retailers.
VanEck Vectors Pharmaceutical ETF	5.20%
The Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Listed Pharmaceutical 25 Index (MVPPHTR), which is intended to track the overall performance of companies involved in pharmaceuticals, including pharmaceutical research and development as well a production, marketing and sales of pharmaceuticals.
iShares U.S. Financial Services ETF	4.99%
The Fund seeks to track the investment results of an index composed of U.S. equities in the financial sector.
iShares Edge MSCI International Momentum Factor ETF	4.91%
seeks to track the performance of large- and mid- capitalization developed international stocks exhibiting relatively higher momentum characteristics, before fees and expenses
Invesco FTSE RAFI Emerging Markets ETF	4.18%
The Fund is based on the FTSE RAFI Emerging Markets Index (Index). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index and American Depository Receipts (ADRs) based on the securities in the Index.
Davis Select International ETF	3.91%
The Fund seeks long-term capital growth and capital preservation.
First Trust Cloud Computing ETF	3.91%
to seek investment results that correspond generally to the price and yield, before the Fund’s fees and expenses, of an equity index called the ISE CTA Cloud Computing Index

AdvisorOne Funds Semi-Annual Report

CLS Global Aggressive Equity Fund - Performance Update

Annualized Total Returns as of October 31, 2019

						Since
			3 Year	5 Year	10 Year	Inception
	6 Months	1 Year	(Annualized)	(Annualized)	(Annualized)	(12/7/18-10/31/19)
Class N Shares[1]	0.14%	7.63%	9.44%	6.37%	9.11%	NA
Class T Shares[1]	0.14%	NA	NA	NA	N/A	9.88%
MSCI ACWI Index	2.94%	12.59%	11.33%	7.08%	8.81%	14.91%
Risk Budget Benchmark*	3.19%	13.14%	12.29%	8.38%	10.69%	15.45%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.79% for Class N shares and 1.64% for Class T shares per the September 1, 2019 prospectus. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Global Aggressive Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index represents the Modern Index Strategy and captures all sources of equity returns in 23 developed and 24 emerging markets.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of 110% of a blended benchmark consisting of 60% of the Morningstar U.S. Market Index and 40% of the Morningstar Global Market ex US Lg-Mid Index. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization.

AdvisorOne Funds Semi-Annual Report

CLS Global Diversified Equity Fund - Portfolio Summary

Portfolio Commentary

CLS Global Diversified Equity returned 1.39% for the six-month period ended October 31, 2019. The Fund has a Risk Budget of 100 (over time, it is approximately as risky as a diversified equity portfolio consisting of 60% domestic equities and 40% international equities).

The Fund underperformed its Risk Budget benchmark during this time frame. Exposure to international equities, specifically in Asian emerging markets, and commodities detracted from performance. Exposure to health care, real estate, and European emerging markets contributed positively to performance.

Regarding our equity positioning among sectors, the largest sector tilts remain financials, health care, and real estate. Within regional positioning, the largest tilt remains Asia, both developed and emerging. Developed Europe and Japan remain underweights. The Fund remains positioned in asset classes with significant valuation discounts, and therefore areas we believe have the highest expected returns going forward.

Turnover for the Fund over the last six months ended October 31, 2019 was 17%.

*	Based on total net asset value as of October 31, 2019. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
SPDR S&P Emerging Markets Dividend ETF	9.83%
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P® Emerging Markets Dividend Opportunities Index.
iShares Exponential Technologies ETF	7.35%
seeks to track the investment results of an index composed of developed and emerging market companies that create or use exponential technologies
Schwab Fundamental Emerging Markets Large Company Index ETF	6.35%
The goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFI™ Emerging Markets Large Company Index
iShares Edge MSCI USA Quality Factor ETF	5.93%
The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
Davis Select Financial ETF	5.81%
The Fund seeks long-term capital growth and capital preservation.
iShares Edge MSCI USA Value Factor ETF	4.91%
The Fund seeks to track the performance of an index that measures the performance of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, before fees and expenses
iShares Global Healthcare ETF	4.89%
The Fund seeks to track the investment results of an index composed of global equities in the healthcare sector.
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	4.35%
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index.
SPDR S&P Emerging Asia Pacific ETF	4.34%
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P® Asia Pacific Emerging BMI Index.
Invesco DB Commodity Index Tracking Fund	4.10%
The Fund seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Diversified Commodity Index Excess Return™ (DBIQ Opt Yield Diversified Comm Index ER) plus the interest income from the Fund’s holdings of primarily US Treasury securities and money market income less the Fund’s expenses. The Fund is designed for investors who want a cost-effective and convenient way to invest in commodity futures

AdvisorOne Funds Semi-Annual Report

CLS Global Diversified Equity Fund - Performance Update

Annualized Total Returns as of October 31, 2019

						Since
			3 Year	5 Year	10 Year	Inception
	6 Months	1 Year	(Annualized)	(Annualized)	(Annualized)	(12/7/18-10/31/19)
Class N Shares[1]	1.39%	8.59%	8.94%	5.13%	8.47%	NA
Class T Shares[1]	1.39%	NA	NA	NA	NA	10.00%
MSCI ACWI Index	2.94%	12.59%	11.33%	7.08%	8.81%	14.91%
Risk Budget Benchmark*	3.19%	13.14%	12.29%	8.38%	10.69%	15.45%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.55% for Class N shares and 1.42% for Class T shares per the September 1, 2019 prospectus. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Global Diversified Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index represents the Modern Index Strategy and captures all sources of equity returns in 23 developed and 24 emerging markets.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of 60% of the Morningstar U.S. Market Index and 40% of the Morningstar Global Market ex US Lg-Mid Index. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization.

AdvisorOne Funds Semi-Annual Report

CLS Growth and Income Fund - Portfolio Summary

Portfolio Commentary

CLS Growth and Income returned 2.11% for the six-month period, ended October 31, 2019. The Fund has a Risk Budget of 55 (over time, it is approximately 55% as risky as a diversified stock portfolio consisting of 60% domestic equities and 40% international equities).

The Fund underperformed its Risk Budget Benchmark during this time frame. Exposure to global healthcare stocks, U.S. momentum stocks, and active fixed income contributed positively to performance over the period. The Fund was negatively impacted by exposure to commodities and international securities, particularly in emerging markets.

Regarding key portfolio positioning, the Fund remains overweight international securities relative to its global benchmark. The largest sector tilts come from an overweight to healthcare and an underweight to technology stocks. Within regional positioning, the largest tilt is an overweight to emerging market countries, including China. Healthcare and emerging market equities continue to look attractive on a number of relative valuation and fundamental characteristics.

Within fixed income, the Fund’s interest-rate sensitivity is below the overall bond market. This means the fund is positioned to outperform if interest rates move higher. The Fund is positioned in higher quality U.S. bonds, but also has an overweight to emerging market bonds, which was beneficial to performance during the six-month period.

Turnover for the Fund over the last six months ended October 31, 2019 was 18%.

*	Based on total net asset value as of October 31, 2019. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
Fidelity Total Bond ETF	8.47%
The Fund seeks to provide a high level of current income. The fund normally invests at least 80% of its assets in debt securities of all types and repurchase agreements for those securities.
iShares Edge MSCI USA Value Factor ETF	7.99%
The Fund seeks to track the performance of an index that measures the performance of U.S. large- and mid- capitalization stocks with value characteristics and relatively lower valuations, before fees and expenses.
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	5.11%
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
First Trust TCW Opportunistic Fixed Income ETF	4.91%
The Fund seeks to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities.
iShares Edge MSCI USA Quality Factor ETF	4.59%
The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
Invesco FTSE RAFI Emerging Markets ETF	3.98%
The Fund is based on the FTSE RAFI Emerging Markets Index (Index). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index and American Depository Receipts (ADRs) based on the securities in the Index.
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3.97%
The Fund seeks to provide long-term capital appreciation using an investment strategy designed to exceed the performance of DBIQ Optimum Yield Diversified Commodity Index Excess Return™ (DBIQ Opt Yield Diversified Comm Index ER) (Benchmark), an index composed of futures contracts on 14 heavily traded commodities across the energy, precious metals, industrial metals and agriculture sectors.
FlexShares Global Upstream Natural Resources Index Fund	3.63%
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Global Upstream Natural Resources IndexSM (Underlying Index).
SPDR Doubleline Total Return Tactical ETF	3.58%
The Fund seeks to maximize total return.
iShares Exponential Technologies ETF	3.39%
seeks to track the investment results of an index composed of developed and emerging market companies that create or use exponential technologies

AdvisorOne Funds Semi-Annual Report

CLS Growth and Income Fund - Performance Update

Annualized Total Returns as of October 31, 2019

						Since
			3 Year	5 Year	10 Year	Inception
	6 Months	1 Year	(Annualized)	(Annualized)	(Annualized)	(12/7/18-10/31/19)
Class N Shares[1]	2.11%	7.24%	5.29%	3.64%	5.89%	NA
Class T Shares[1]	2.11%	NA	NA	NA	NA	8.54%
MSCI ACWI Index	2.94%	12.59%	11.33%	7.08%	8.81%	14.91%
Risk Budget Benchmark*	2.38%	8.45%	7.50%	5.16%	6.22%	9.53%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.57% for Class N shares and 1.43% for Class T shares per the September 1, 2019 prospectus. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Growth and Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index represents the Modern Index Strategy and captures all sources of equity returns in 23 developed and 24 emerging markets.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 55% of a blended benchmark consisting of 60% of the Morningstar U.S. Market Index and 40% of the Morningstar Global Market ex US Lg-Mid Index, and (ii) 45% of the 1-3 month Treasury Bill index. The weightings against this benchmark are consistent with the risk level of the Fund and these indexes are utilized to reflect the Fund’s broad exposure to the global equity market. The index includes both developed and emerging markets. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Semi-Annual Report

CLS Flexible Income Fund - Portfolio Summary

Portfolio Commentary

CLS Flexible Income returned 3.54% for the six-month period, ended October 31, 2019. The Fund has a Risk Budget of 20 (over time, it is approximately 20% as risky as a diversified stock portfolio consisting of 60% domestic equities and 40% international equities).

The Fund outperformed its Risk Budget Benchmark during this time frame. Exposure to U.S. Treasuries, Corporate Debt, and active fixed income contributed positively to performance over the period. The Fund was negatively impacted by exposure to commodities and emerging market securities, particularly to China.

Regarding key portfolio positioning, the Fund remains overweight emerging market securities relative to its global benchmark and to corporate debt relative to the U.S. Aggregate Bond. The largest sector tilts come from an overweight to financials and an underweight to technology stocks. Emerging Market securities continue to look attractive due to valuation and fundamental characteristics.

Within fixed income positioning, the largest tilt is an overweight to investment grade corporate debt and international sovereigns, which contributed positively to Fund performance for this time frame. The Fund’s interest rate sensitivity is below that of the overall bond market, meaning the Fund takes on less interest risk and is shorter in duration. We remain positive on the outlook for corporate bonds and are confident in their continued ability to service that debt.

Turnover for the Fund over the last six months ended October 31, 2019 was 6%.

*	Based on total net asset value as of October 31, 2019. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
SPDR Doubleline Total Return Tactical ETF	10.01%
The Fund seeks to maximize total return.
PIMCO Active Bond Exchange-Traded Fund	8.52%
The Fund is a diversified portfolio of high quality bonds that is actively managed, seeking current income and long-term capital appreciation, consistent with prudent investment management.
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	7.87%
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
SPDR Blackstone / GSO Senior Loan ETF	6.50%
The Fund seeks to provide current income consistent with the preservation of capital.
iShares 3-7 Year Treasury Bond ETF	6.41%
The Fund seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years.
Vanguard Intermediate-Term Corporate Bond ETF	5.06%
The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.
iShares Intermediate-Term Corporate Bond ETF	4.94%
The Fund seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between five and ten years.
Janus Henderson Short Duration Income ETF	4.32%
The Fund is an actively managed fixed income ETF which seeks to provide a steady income stream with low volatility and capital preservation across economic cycles. It is designed to move beyond conventional constraints and provide positive absolute returns.
Invesco Emerging Markets Sovereign Debt ETF	3.38%
is based on the DBIQ Emerging Market USD Liquid Balanced Index. The Fund will normally invest at least 80% of its total assets in securities that comprise the Index (the “Index”). The Index tracks the potential returns of a theoretical portfolio of liquid emerging markets US dollar-denominated government bonds issued by more than 20 emerging-market countries. The countries in the Index are selected annually pursuant to a proprietary index methodology. The Fund and the Index are rebalanced and reconstituted quarterly.
iShares 20+ Year Treasury Bond ETF	3.06%
seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years

AdvisorOne Funds Semi-Annual Report

CLS Flexible Income Fund - Performance Update

Annualized Total Returns as of October 31, 2019

						Since
			3 Year	5 Year	10 Year	Inception
	6 Months	1 Year	(Annualized)	(Annualized)	(Annualized)	(12/7/18-10/31/19)
Class N Shares[1]	3.54%	8.55%	3.31%	2.72%	3.28%	NA
Class T Shares[1]	3.50%	NA	NA	NA	N/A	8.44%
Bloomberg Barclays Aggregate Bond Index	5.71%	11.51%	3.29%	3.24%	3.73%	9.91%
Risk Budget Benchmark*	1.62%	4.59%	3.72%	2.52%	2.62%	4.81%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.19% for Class N shares and 1.06% for Class T shares per the September 1, 2019 prospectus. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Flexible Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The Bloomberg Barclays US Aggregate Bond Index is a market-capitalization-weighted index that covers the USD-denominated, investment-grade (rated Baa3 or above by Moddy’s), fixed-rate, and taxable areas of the bond market. Prior to August 24, 2016, the Index was known as Barclays Aggregate Bond Index.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 20% of a blended benchmark consisting of 60% of the Morningstar U.S. Market Index and 40% of the Morningstar Global Market ex US Lg-Mid Index, and (ii) 80% of the 1-3 month Treasury Bill index. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Semi-Annual Report

CLS Shelter Fund - Portfolio Summary

Portfolio Commentary

CLS Shelter returned 3.76% for the six-month period ended October 31, 2019. The Fund has a risk-based benchmark consisting of 75% global equities and 25% Treasury bills. The global equity portion of the benchmark is represented by a blend of 80% domestic equity and 20% international equities.

During this time frame, there was a fair amount of volatility, with the Fund trading between various levels of low and minimum volatility securities throughout. The portion of the Fund with low volatility securities began the period at 25%, peaked at 50% in May, and was as little as 5% in July and September. The Fund ended the period with 25% in low volatility securities, which are securities that have a lower standard deviation relative to the market of which they are based, over a period of time as defined in the prospectus of the securities invested in. Market declines were relatively modest, so there were no moves to Treasury bills.

Turnover for the Fund over the last six months ended October 31, 2019 was 153%.

Performance of low and minimum volatility securities was strong during the six-month period, particularly on a risk-adjusted basis. Exposure to global real estate was also beneficial to the Fund, as was exposure to domestic large-cap equities, while owned. Detracting from performance was emerging markets exposure, as well as developed Asia while owned. Exposure to value stocks and broad developed international exposures, while positive for the period, under-performed on a risk-adjusted basis.

*	Based on total net asset value as of October 31, 2019. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
Invesco Russell 1000 R Dynamic Multifactor ETF	15.59%
seeks to provide results that correspond to Russell 1000 OFI Dynamic MultiFactor Index. The Index is constructed by selecting equity securities from the Russell 1000 Index. It consists of one of four pre-determined factor configurations that emphasize a subset of five investment style factors
iShares Exponential Technologies ETF	10.61%
seeks to track the investment results of an index composed of developed and emerging market companies that create or use exponential technologies
John Hancock Multi-Factor Mid Cap ETF	10.38%
The Fund provides investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Mid Cap Index.
SPDR MSCI USA StrategicFactors ETF	10.25%
The index is designed to measure the equity market performance of large- and mid-cap companies across the U.S. equity market. It aims to represent the performance of a combination of three factors: value, quality, and low quality
iShares Edge MSCI USA Value Factor ETF	9.97%
The Fund seeks to track the performance of an index that measures the performance of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, before fees and expenses.
iShares Edge MSCI Min Vol Global ETF	9.95%
The Fund seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets.
Invesco S&P 500 Low Volatility ETF	9.51%
The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility Index (the “underlying index”). The fund generally will invest at least 90% of its total assets in common stocks that comprise the underlying index. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations (increases or decreases in a stock’s price) over time. It generally invests in all of the securities comprising the underlying index in proportion to their weightings in the underlying index.
Invesco FTSE RAFI Emerging Markets ETF	7.91%
The Fund is based on the FTSE RAFI Emerging Markets Index (Index). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index and American Depository Receipts (ADRs) based on the securities in the Index.
Vanguard Global ex-U.S. Real Estate ETF	5.20%
seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks
Hartford Multifactor Developed Markets ex-US ETF	5.05%
The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index (Bloomberg Ticker: LRODMX), which tracks the performance of companies located in major developed markets of Europe, Canada, and the Pacific Region.

AdvisorOne Funds Semi-Annual Report

CLS Shelter Fund - Performance Update

Annualized Total Returns as of October 31, 2019

						Since	Since
			3 Year	5 Year	10 Year	Inception	Inception
	6 Months	1 Year	(Annualized)	(Annualized)	(Annualized)	(12/30/09-10/31/19)	(12/7/18-10/31/19)
Class N Shares[1]	3.76%	7.11%	9.57%	6.45%	N/A	6.04%	NA
Class T Shares[1]	3.76%	NA	NA	NA	N/A	NA	8.78%
MSCI ACWI Index	2.94%	12.59%	11.33%	7.08%	N/A	8.28%	14.91%
Risk Based Benchmark*	2.93%	10.90%	10.51%	7.39%	N/A	8.80%	12.76%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.43% for Class N shares and 1.30% for Class T shares per the September 1, 2019 prospectus. This material must be proceeded or accompanied by a Prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Shelter Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index represents the Modern Index Strategy and captures all sources of equity returns in 23 developed and 24 emerging markets.

*	Performance of the risk based benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk based benchmark consists of (i) 75% of a blended benchmark consisting of 80% of the Morningstar U.S. Market Index and 20% of the Morningstar Global Market ex US Lg-Mid Index, and (ii) 25% of the 1-3 month Treasury Bill index. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Semi-Annual Report

CLS Strategic Global Equity Fund - Portfolio Summary

Portfolio Commentary

CLS Strategic Global Equity returned 6.10% for the period starting since inception on May 15, 2019 and ended October 31, 2019. The Fund has a Risk Budget of 100 (over time, it is approximately as risky as a diversified equity portfolio consisting of 60% domestic equities and 40% international equities).

The Fund underperformed its Risk Budget benchmark during this time frame. Exposure to the energy sector, small-cap stocks, and emerging market equities detracted from performance. Exposure to large-cap growth stocks and more defensive equities, such as those in the utilities and health care sectors, contributed positively to performance.

The Fund has tilts toward value and small-cap equities within the allocation, which are asset classes that currently trade at valuation discounts and thus have higher expected returns.

Turnover for the Fund over the last five and a half months ended October 31, 2019 was 2%.

*	Based on total net asset value as of October 31, 2019. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
Vanguard FTSE Developed Markets ETF	14.86%
seek to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in Canada and the major markets of Europe and the Pacific region
Vanguard Mega Cap Value ETF	14.64%
seeks to track the performance of a benchmark that measures the investment return of the largest-capitalization value stocks in the United States
Vanguard Mega Cap Growth ETF	13.30%
seeks to track the performance of a benchmark index that measures the investment return of the largest-capitalization growth stocks in the United States
Vanguard FTSE Emerging Markets ETF	5.67%
seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries
Vanguard FTSE Europe ETF	3.99%
European Stock Index Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major of Europe
Vanguard International High Dividend Yield ETF	3.93%
seeks to track the performance of the FTSE All-Work ex US High Dividend Yield Index. Provides a convenient way to get exposure to international stocks that are forecasted to have above-average dividend yields
John Hancock MultiFactor Developed International ETF	3.80%
to pursue results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Developed International Index
Vanguard FTSE Pacific ETF	3.60%
seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the pacific region
John Hancock Multifactor Emerging Markets ETF	3.14%
to pursue results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Emerging Markets Index
John Hancock Multi-Factor Large Cap ETF	3.09%
passively managed ETF designed to provide broad exposure to the Large Cap Blend segment of the US equity market

AdvisorOne Funds Semi-Annual Report

CLS Strategic Global Equity Fund - Performance Update

Annualized Total Returns as of October 31, 2019

						Since
			3 Year	5 Year	10 Year	Inception
	6 Months	1 Year	(Annualized)	(Annualized)	(Annualized)	(5/15/19-10/31/19)
Class N Shares[1]	N/A	N/A	N/A	N/A	N/A	6.10%
MSCI ACWI Index	N/A	N/A	N/A	N/A	N/A	6.46%
Risk Based Benchmark*	N/A	N/A	N/A	N/A	N/A	6.62%

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.82% for Class N shares, per the September 1, 2019 prospectus. This material must be proceeded or accompanied by a Prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Strategic Global Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index represents the Modern Index Strategy and captures all sources of equity returns in 23 developed and 24 emerging markets.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of 60% of the Morningstar U.S. Market Index and 40% of the Morningstar Global Market ex US lg-Mid Index. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited)

October 31, 2019

	Shares	Fair Value ($)
Equity Funds - 100.09%
Commodity Funds - 1.23%
Teucrium Soybean Fund*	50,000	$786,000
United States Commodity Index Fund*	28,000	1,016,960
		1,802,960
Developed International - 20.55%
Davis Select International ETF	320,000	5,752,000
Franklin FTSE United Kingdom ETF^	139,525	3,385,016
iShares Edge MSCI International Momentum Factor ETF	240,000	7,221,600
iShares Edge MSCI International Value Factor ETF+	365,000	8,643,200
iShares MSCI Australia ETF	164,500	3,706,185
iShares MSCI Spain ETF	26,000	743,600
iShares MSCI Turkey ETF+	31,000	766,940
		30,218,541
Emerging Markets - 16.50%
Hartford Multifactor Emerging Markets ETF^	177,000	4,024,201
Invesco FTSE RAFI Emerging Markets ETF	294,000	6,153,420
iShares MSCI All Country Asia ex Japan ETF+	121,000	8,385,300
iShares MSCI India ETF+	58,000	2,009,700
SPDR S&P Emerging Asia Pacific ETF+	38,000	3,692,840
		24,265,461
Global - 6.22%
Cambria Global Value ETF	232,100	5,315,090
Global X Funds Global X Social Media ETF*	15,000	476,700
iShares Global Clean Energy ETF	315,000	3,357,900
		9,149,690
Large Cap Core - 19.34%
Invesco S&P 500 Equal Weight Consumer Staples ETF+	20,000	2,775,000
iShares U.S. Oil & Gas Exploration & Production ETF+	70,000	3,555,300
Salt HighTrubeta US Market ETF	12,000	309,637
VanEck Vectors Morningstar Wide Moat ETF+	271,000	14,151,620
VanEck Vectors Pharmaceutical ETF+	129,000	7,647,120
		28,438,677
Large Cap Growth - 17.60%
Fidelity Momentum Factor ETF	158,000	5,536,320
First Trust Cloud Computing ETF+	100,000	5,750,000
iShares PHLX Semiconductor ETF+	25,500	5,720,925
VanEck Vectors Gold Miners ETF	18,000	506,700
VanEck Vectors Retail ETF+^	72,000	8,372,606
		25,886,551
Large Cap Value - 8.57%
Fidelity Value Factor ETF+	148,000	5,267,320
iShares U.S. Financial Services ETF+	52,000	7,333,560
		12,600,880

16	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited) (Continued)

October 31, 2019

	Shares	Fair Value ($)
Real Estate - 0.58%
IQ US Real Estate Small Cap ETF	32,000	$845,552

Small/Mid Cap Core - 0.20%
Vanguard US Liquidity Factor ETF	3,500	292,172

Small/Mid Cap Growth - 5.52%
ARK Genomic Revolution ETF	167,000	5,003,320
ARK Innovation ETF	70,448	3,115,915
		8,119,235
Small/Mid Cap Value - 3.78%
iShares U.S. Insurance ETF	61,000	4,231,326
Legg Mason Small-Cap Quality Value ETF^	50,000	1,323,500
		5,554,826
Total Equity Funds (cost $124,460,985)		147,174,545

Money Market Fund - 0.05%
Short-Term Cash - 0.05%
Federated Government Obligations Fund Institutional Class, 1.71%**	66,394	66,394
Total Money Market Fund (cost $66,394)		66,394

Collateral for Securities Loaned - 16.21%
Dreyfus Government Cash Management Institutional Class, 1.63%**	681,641	681,641
Milestone Treasury Obligations Fund Institutional Class, 1.65%** !	23,155,000	23,155,000
Total Collateral for Securities Loaned (cost $23,836,641)		23,836,641

Total Investments (cost $148,364,020) - 116.35%		$171,077,580
Liabilities in Excess of Other Assets - Net - (16.35)%		(24,037,354)
NET ASSETS - 100.00%		$147,040,226

+	All or a portion of this security is on loan. Total loaned securities had a value of $23,303,597 at October 31, 2019. The loaned securities were secured with cash collateral of $23,836,641.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2019.

^	Affiliated issuer due to ownership.

!	Affiliated issuer due to 5% ownership and related management.

ETF - Exchange Traded Fund

FTSE - Financial Times and Stock Exchange

MSCI - Morgan Stanley Capital International

PHLX - Philadelphia Stock Exchange

RAFI - Research Affiliates Fundamental Indexation

SPDR - Standard & Poor’s Depositary Receipts

17	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited)

October 31, 2019

	Shares	Fair Value ($)
Equity Funds - 100.13%
Commodity Funds - 5.36%
Invesco DB Agriculture Fund+	340,000	$5,419,600
Invesco DB Commodity Index Tracking Fund+	1,149,000	17,614,170
		23,033,770
Developed International - 8.43%
Davis Select International ETF	350,000	6,291,250
Franklin FTSE Canada ETF+^	26,000	662,659
iShares MSCI Canada ETF+	250,000	7,195,000
iShares MSCI Hong Kong ETF	103,000	2,449,340
iShares MSCI Spain ETF+	75,000	2,145,000
iShares MSCI Turkey ETF	70,000	1,731,800
iShares MSCI United Kingdom ETF+	173,400	5,640,702
Vanguard FTSE Europe ETF	182,000	10,131,940
		36,247,691
Emerging Markets - 32.38%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	574,000	18,706,660
Invesco DWA Emerging Markets Markets Momentum ETF+	50,500	939,805
Invesco FTSE RAFI Emerging Markets ETF	250,000	5,232,500
iShares Edge MSCI Min Vol Emerging Markets ETF	90,000	5,252,400
iShares MSCI Emerging Markets Small-Cap ETF	95,800	4,172,090
iShares MSCI Russia ETF	165,500	6,904,660
iShares MSCI Taiwan ETF+	72,600	2,818,332
Schwab Fundamental Emerging Markets Large Company Index ETF	951,400	27,305,180
SPDR S&P Emerging Asia Pacific ETF	192,000	18,658,560
SPDR S&P Emerging Markets Dividend ETF+^	1,375,000	42,267,500
VanEck Vectors Russia ETF	101,300	2,439,304
WisdomTree Emerging Markets Quality Dividend Growth Fund^	185,500	4,502,085
		139,199,076
Global - 13.96%
Cambria Global Value ETF+	136,864	3,134,185
iShares Exponential Technologies ETF	790,000	31,584,200
iShares Global Clean Energy ETF	400,000	4,264,000
iShares Global Healthcare ETF+	328,000	21,031,360
		60,013,745
Large Cap Core - 13.75%
Davis Select Financial ETF^	1,025,000	24,963,875
ERShares Entrepreneur 30 ETF	204,072	3,504,937
John Hancock Multi-Factor Health Care ETF^	300,000	10,320,270
SPDR SSGA Gender Diversity Index ETF^	145,000	10,770,600
Vanguard Dividend Appreciation ETF+	80,000	9,568,800
		59,128,482
Large Cap Growth - 10.08%
ClearBridge All Cap Growth ETF+	50,000	1,620,500
Fidelity MSCI Information Technology Index ETF+	56,000	3,703,280
iShares Edge MSCI USA Quality Factor ETF	270,000	25,498,800
SPDR MFS Systematic Growth Equity ETF^	150,000	12,531,735
		43,354,315

18	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited) (Continued)

October 31, 2019

	Shares	Fair Value ($)
Large Cap Value - 9.20%
DBX ETF Trust - Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	150,000	$4,239,000
Invesco Russell 1000 Yield Factor ETF^	35,000	969,934
iShares Edge MSCI USA Value Factor ETF	250,000	21,092,500
John Hancock Multifactor Consumer Staples ETF^	220,000	6,338,662
SPDR S&P Global Natural Resources ETF	157,500	6,912,675
		39,552,771
Real Estate - 2.95%
FlexShares Global Quality Real Estate Index Fund+	127,000	8,465,896
Hartford Multifactor REIT ETF^	250,000	4,203,850
		12,669,746
Small/Mid Cap Growth - 2.94%
SPDR S&P Kensho New Economies Composite ETF+^	375,000	12,648,750

Small/Mid Cap Value - 1.08%
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	90,000	4,627,854

Total Equity Funds (cost $373,544,820)		430,476,200

Money Market Fund - 0.07%
Short-Term Cash - 0.07%
Federated Government Obligations Fund Institutional Class, 1.71%**	308,733	308,733
Total Money Market Fund (cost $308,733)		308,733

Collateral for Securities Loaned - 6.56%
Dreyfus Government Cash Management Institutional Class, 1.63%**	823,973	823,973
Milestone Treasury Obligations Fund Institutional Class, 1.65%** !	27,373,500	27,373,500
Total Collateral for Securities Loaned (cost $28,197,473)		28,197,473

Total Investments (cost $402,051,026) - 106.76%		$458,982,406
Liabilities in Excess of Other Assets - Net - (6.76)%		(29,055,740)
NET ASSETS - 100.00%		$429,926,666

+	All or a portion of this security is on loan. Total loaned securities had a value of $36,421,829 at October 31, 2019. The loaned securities were secured with cash collateral of $23,836,641.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2019.

^	Affiliated issuer due to 5% ownership.

!	Affiliated issuer due to 5% ownership and related management.

DB - Deutsche Bank

DWA - Dorsey Wright & Associates

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MFS - Massachusetts Financial Services Co.

MSCI - Morgan Stanley Capital International

RAFI - Research Affiliates

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipts

SSGA - State Street Global Advisors

USAA - United Services Automobile Association

19	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited)

October 31, 2019

	Shares	Fair Value ($)
Bond Funds - 37.38%
High Yield Bonds - 1.24%
SPDR Blackstone / GSO Senior Loan ETF+	110,000	$5,045,700

Intermediate/Long Term Bonds - 23.96%
Fidelity Total Bond ETF	664,963	34,451,733
First Trust TCW Opportunistic Fixed Income ETF+	380,000	19,969,000
iShares 3-7 Year Treasury Bond ETF+	17,000	2,158,490
iShares 7-10 Year Treasury Bond ETF+	22,000	2,475,220
iShares TIPS Bond ETF	12,300	1,427,538
PIMCO Active Bond Exchange-Traded Fund+	117,500	12,760,500
Schwab US TIPS ETF+	170,381	9,657,195
SPDR Doubleline Total Return Tactical ETF+	296,922	14,578,870
		97,478,546
International Bond - 1.98%
Invesco Emerging Markets Sovereign Debt ETF	206,429	6,015,341
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	60,000	2,036,400
		8,051,741
Short Term Bonds - 10.20%
iShares 1-3 Year Treasury Bond ETF+	93,000	7,900,350
Janus Henderson Short Duration Income ETF+	173,234	8,640,912
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	204,257	20,787,235
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	135,000	4,153,950
		41,482,447

Total Bond Funds (cost $147,256,771)		152,058,434

Equity Funds - 60.70%
Alternative - 2.10%
IQ Merger Arbitrage ETF*	146,874	4,786,624
JPMorgan Diversified Alternatives ETF+*	150,000	3,742,500
		8,529,124
Commodity Funds - 7.95%
First Trust Global Tactical Commodity Strategy Fund	200,000	3,698,000
Invesco DB Commodity Index Tracking Fund+	575,000	8,814,750
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,015,000	16,138,500
WisdomTree Continuous Commodity Index Fund*	205,000	3,675,650
		32,326,900
Developed International - 9.51%
Davis Select International ETF+	55,000	988,625
Franklin FTSE Canada ETF+	10,000	254,869
Hartford Multifactor Developed Markets ex-US ETF+	230,000	6,573,400
iShares MSCI EAFE Value ETF+	275,000	13,476,375
iShares MSCI Turkey ETF+	45,000	1,113,300
SPDR Solactive Canada ETF+^	75,000	4,505,490
Vanguard FTSE Europe ETF+	211,500	11,774,205
		38,686,264

20	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited) (Continued)

October 31, 2019

	Shares	Fair Value ($)
Emerging Markets - 7.99%
Invesco FTSE RAFI Emerging Markets ETF+	772,800	$16,174,704
iShares Core MSCI Emerging Markets ETF	175,200	8,964,984
iShares MSCI Russia ETF	87,000	3,629,640
Schwab Fundamental Emerging Markets Large Company Index ETF	30,000	861,000
Xtrackers Harvest CSI 300 China A-Shares ETF+	103,500	2,889,720
		32,520,048
Global - 11.46%
Davis Select Worldwide ETF+	100,000	2,359,500
FlexShares Global Upstream Natural Resources Index Fund	470,000	14,753,300
Global X FinTech ETF	101,584	2,905,303
iShares Exponential Technologies ETF	345,000	13,793,100
iShares Global Clean Energy ETF+	270,000	2,878,200
iShares Global Healthcare ETF	155,000	9,938,600
		46,628,003
Large Cap Core - 3.72%
Invesco S&P 500 Equal Weight Consumer Staples ETF+	65,000	9,018,750
Salt Low Trubeta US Market ETF*	6,500	181,378
VanEck Vectors Pharmaceutical ETF+	100,000	5,928,000
		15,128,128
Large Cap Growth - 5.68%
Invesco Dynamic Biotechnology & Genome ETF*	27,000	1,377,780
Invesco S&P 500 Equal Weight Health Care ETF	15,000	3,078,900
iShares Edge MSCI USA Quality Factor ETF	197,613	18,662,572
		23,119,252
Large Cap Value - 8.92%
Financial Select Sector SPDR Fund+	50,607	1,452,421
iShares Edge MSCI USA Value Factor ETF	385,200	32,499,324
John Hancock Multi-Factor Financials ETF	60,000	2,337,870
		36,289,615
Real Estate - 1.53%
FlexShares Global Quality Real Estate Index Fund+	21,638	1,442,402
Schwab U.S. REIT ETF+	100,000	4,768,000
		6,210,402
Small/Mid Cap Core - 0.94%
Schwab Fundamental U.S. Small Company Index ETF+	100,000	3,840,000

Small/Mid Cap Growth - 0.90%
SPDR S&P Homebuilders ETF+	80,000	3,642,400

Total Equity Funds (cost $218,094,146)		246,920,136

21	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited) (Continued)

October 31, 2019

	Shares	Fair Value ($)
Money Market Fund - 1.99%
Short-Term Cash - 1.99%
Federated Government Obligations Fund Institutional Class, 1.71%**	8,088,658	$8,088,658
Total Money Market Fund (cost $8,088,658)		8,088,658

Collateral for Securities Loaned - 10.16%
Dreyfus Government Cash Management Institutional Class, 1.63%**	1,174,460	1,174,460
Milestone Treasury Obligations Fund Institutional Class, 1.65%** !	40,146,900	40,146,900
Total Collateral for Securities Loaned (cost $41,321,360)		41,321,360

Total Investments (cost $414,760,935) - 110.23%		$448,388,588
Liabilities in Excess of Other Assets - Net - (10.23)%		(41,603,416)
NET ASSETS - 100.00%		$406,785,172

+	All or a portion of this security is on loan. Total loaned securities had a value of $47,974,488 at October 31, 2019. The loaned securities were secured with cash collateral of $41,321,360 and non-cash collateral of $7,738,574. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian, The Fund cannot pledge or resell the collateral.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2019.

^	Affiliated issuer due to 5% ownership.

!	Affiliated issuer due to 5% ownership and related management.

DB - Deutsche Bank

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

RAFI - Research Affiliates

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation-Protected Securities

22	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited)

October 31, 2019

	Shares	Fair Value ($)
Bond Funds - 81.81%
High Yield Bonds - 14.62%
BlackRock Corporate High Yield Fund Inc+	78,416	$857,087
iShares iBoxx High Yield Corporate Bond ETF	58,080	5,041,925
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	56,295	5,577,146
SPDR Blackstone / GSO Senior Loan ETF+	301,216	13,816,778
SPDR Bloomberg Barclays Short Term High Yield Bond ETF+	216,775	5,807,402
		31,100,338
Intermediate/Long Term Bonds - 47.73%
iShares 20+ Year Treasury Bond ETF+	46,100	6,511,164
iShares 3-7 Year Treasury Bond ETF+	107,300	13,623,881
iShares 7-10 Year Treasury Bond ETF	38,000	4,275,380
iShares Broad USD Investment Grade Corporate Bond ETF	66,900	3,904,953
iShares Intermediate-Term Corporate Bond ETF+	180,760	10,509,386
iShares TIPS Bond ETF	19,617	2,276,749
Nuveen Enhanced Yield US Aggregate Bond ETF	124,400	3,092,584
PIMCO Active Bond Exchange-Traded Fund	166,909	18,126,317
SPDR Doubleline Total Return Tactical ETF	433,619	21,290,693
Vanguard Intermediate-Term Corporate Bond ETF	117,483	10,761,443
Vanguard Mortgage-Backed Securities ETF	41,000	2,186,530
Vanguard Total Bond Market ETF	58,485	4,942,567
		101,501,647
International Bond - 6.12%
Invesco Emerging Markets Sovereign Debt ETF	246,371	7,179,251
iShares JP Morgan EM Local Currency Bond ETF	27,400	1,250,262
iShares JP Morgan USD Emerging Markets Bond ETF	40,350	4,583,760
		13,013,273
Preferred Security - 1.15%
First Trust Preferred Securities and Income ETF	123,400	2,453,192

Short-Term Bonds - 12.19%
Janus Henderson Short Duration Income ETF	184,000	9,177,920
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	164,522	16,743,404
		25,921,324

Total Bond Funds (cost $170,652,618)		173,989,774

Equity Funds - 15.70%
Alternative - 2.77%
IQ Merger Arbitrage ETF*	180,731	5,890,023

Commodity Funds - 0.37%
WisdomTree Continuous Commodity Index Fund*	43,200	774,576

Developed International - 1.85%
iShares MSCI EAFE Value ETF	62,000	3,038,310
JPMorgan Diversified Return International Equity ETF+	16,100	885,339
		3,923,649

23	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)

October 31, 2019

	Shares	Fair Value ($)
Emerging Markets - 1.64%
iShares China Large-Cap ETF+	27,000	$1,111,050
Vanguard FTSE Emerging Markets ETF	57,000	2,385,450
		3,496,500
Global - 1.88%
iShares Exponential Technologies ETF	70,300	2,810,594
iShares Global Healthcare ETF+	18,600	1,192,632
		4,003,226
Large Cap Core - 2.07%
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF+	72,100	4,407,473

Large Cap Value - 3.86%
Fidelity MSCI Financials Index ETF+	62,000	2,576,100
Invesco S&P 500 Pure Value ETF+	33,100	2,167,388
Vanguard High Dividend Yield ETF+	17,000	1,524,220
Vanguard Value ETF+	17,105	1,945,523
		8,213,231
Small/Mid Cap Core - 0.62%
Royce Value Trust, Inc.	93,574	1,308,165

Small/Mid Cap Value - 0.64%
Alerian MLP ETF+	159,500	1,362,130

Total Equity Funds (cost $32,011,699)		33,378,973

	Principal ($)	Fair Value ($)
U.S. Government and Agency Obligations - 2.38%
Fannie Mae Pool, 3.50%, due 07/01/2032	$311,033	323,963
Fannie Mae Pool, 3.50%, due 12/01/2030	136,786	140,452
Fannie Mae Pool, 4.00%, due 02/01/2040	170,269	182,280
Fannie Mae Pool, 4.00%, due 06/01/2041	294,459	315,259
Fannie Mae Pool, 4.00%, due 09/01/2041	288,378	308,706
Fannie Mae Pool, 4.00%, due 10/01/2040	137,165	146,843
Fannie Mae Pool, 4.00%, due 12/01/2041	191,907	205,287
Fannie Mae Pool, 5.00%, due 02/01/2040	213,706	236,297
Fannie Mae Pool, 5.00%, due 11/01/2039	162,645	179,774
Fannie Mae Pool, 5.50%, due 04/01/2040	111,245	124,567
Fannie Mae Pool, 5.50%, due 12/01/2039	94,192	105,814
Fannie Mae Pool, 6.00%, due 12/01/2035	147,012	169,048
Fannie Mae Pool, 6.00%, due 12/01/2038	53,420	61,332
Federal Home Loan Mortgage Corp, 2.00%, due 03/12/2020	1,000,000	1,001,462
Federal National Mortgage Association, 2.00%, due 08/28/2020	1,000,000	1,002,298
Freddie Mac Gold Pool, 4.50%, due 02/01/2041	167,715	181,990
Freddie Mac Gold Pool, 5.50%, due 06/01/2034	132,120	148,763
Freddie Mac Gold Pool, 6.00%, due 05/01/2037	44,136	50,788
Freddie Mac Gold Pool, 6.50%, due 04/01/2039	60,796	69,101
Government National Mortgage Association, 3.50%, due 07/16/2039	52,141	53,519
Government National Mortgage Association, 4.00%, due 02/20/2039	48,892	49,569

Total U.S. Government and Agency Obligations (cost $4,934,942)		5,057,112

24	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)

October 31, 2019

	Shares	Fair Value ($)
Money Market Fund - 0.31%
Short-Term Cash - 0.31%
Federated Government Obligations Fund Institutional Class, 1.71%**	664,418	$664,418
Total Money Market Fund (cost $664,418)		664,418

Collateral for Securities Loaned - 12.07%
Dreyfus Government Cash Management Institutional Class, 1.63%**	668,719	668,719
Milestone Treasury Obligations Fund Institutional Class, 1.65%** !	25,003,800	25,003,800
Total Collateral for Securities Loaned (cost $25,672,519)		25,672,519

Total Investments (cost $233,936,196) - 112.27%		$238,762,796
Liabilities in Excess of Other Assets - Net - (12.27)%		(26,084,835)
NET ASSETS - 100.00%		$212,677,961

+	All or a portion of this security is on loan. Total loaned securities had a value of $31,427,528 at October 31, 2019. The loaned securities were secured with cash collateral of $25,672,519 and non-cash collateral of $6,445,588. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian, The Fund cannot pledge or resell the collateral.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2019.

!	Affiliated issuer due to 5% ownership and related management.

EAFE - Europe, Australasia, Far East

EM - Emerging Markets

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poors’ Depositary Receipts

TIPS - Treasury Inflation-Protected Security

25	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Shelter Fund (Unaudited)

October 31, 2019

	Shares	Fair Value ($)
Equity Funds - 99.64%
Alternative - 1.45%
Innovator S&P 500 Power Buffer ETF - August+*	125,000	$3,190,000

Developed International - 5.05%
Hartford Multifactor Developed Markets ex-US ETF	389,240	11,124,479

Emerging Markets - 7.91%
Invesco FTSE RAFI Emerging Markets ETF	831,500	17,403,295

Global - 10.61%
iShares Exponential Technologies ETF	584,300	23,360,314

Large Cap Core - 25.83%
Invesco Russell 1000 Dynamic Multifactor ETF	1,098,600	34,309,278
SPDR MSCI USA StrategicFactors ETF+	250,000	22,557,500
		56,866,778
Large Cap Value - 9.97%
iShares Edge MSCI USA Value Factor ETF	260,100	21,944,637

Low Volatility Equities - 23.24%
Invesco S&P 500 Low Volatility ETF	363,770	20,942,239
iShares Edge MSCI Min Vol Global ETF+	229,000	21,906,140
iShares Edge MSCI Min Vol USA ETF	130,000	8,313,500
		51,161,879
Real Estate - 5.20%
Vanguard Global ex-U.S. Real Estate ETF	188,100	11,455,290

Small/Mid Cap Core - 10.38%
John Hancock Multi-Factor Mid Cap ETF	614,000	22,840,800

Total Equity Funds (cost $212,882,518)		219,347,472

Money Market Fund - 0.68%
Short-Term Cash - 0.68%
Federated Prime Cash Obligations Fund Institutional Class, 1.71%**	1,493,079	1,493,079
Total Money Market Fund (cost $1,493,079)		1,493,079

Collateral for Securities Loaned - 9.89%
Dreyfus Government Cash Management Institutional Class, 1.63%**	627,588	627,588
Milestone Treasury Obligations Fund Institutional Class, 1.65%** !	21,148,400	21,148,400
Total Collateral for Securities Loaned (cost $21,775,988)		21,775,988

Total Investments (cost $236,151,585) - 110.21%		$242,616,539
Liabilities in Excess of Other Assets - Net - (10.21)%		(22,477,409)
NET ASSETS - 100.00%		$220,139,130

+	All or a portion of this security is on loan. Total loaned securities had a value of $21,271,129 at October 31, 2019. The loaned securities were secured with cash collateral of $21,775,988.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2019.

!	Affiliated issuer due to 5% ownership and related management.

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

RAFI - Research Affiliates

26	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Strategic Global Equity Fund (Unaudited)

October 31, 2019

	Shares	Fair Value ($)
Equity Funds - 101.23%
Developed International - 33.47%
John Hancock MultiFactor Developed International ETF	35	$1,008
Vanguard FTSE All World ex-US Small-Cap ETF	5	528
Vanguard FTSE Developed Markets ETF	93	3,943
Vanguard FTSE Europe ETF	19	1,058
Vanguard FTSE Pacific ETF	14	955
Vanguard International Dividend Appreciation ETF	5	345
Vanguard International High Dividend Yield ETF	17	1,043
		8,880
Emerging Markets - 8.82%
John Hancock Multifactor Emerging Markets ETF	33	833
Vanguard FTSE Emerging Markets ETF	36	1,506
		2,339
Large Cap Core - 6.91%
John Hancock Multi-Factor Health Care ETF	19	654
John Hancock Multifactor Industrials ETF	8	306
John Hancock Multi-Factor Large Cap ETF	21	821
Vanguard ESG US Stock ETF	1	53
		1,834
Large Cap Growth - 20.58%
John Hancock Multi-Factor Consumer Discretionary ETF	14	477
John Hancock Multi-Factor Technology ETF	15	770
Vanguard Growth ETF	4	682
Vanguard Mega Cap Growth ETF	26	3,530
		5,459
Large Cap Value - 24.48%
John Hancock Multifactor Consumer Staples ETF	13	374
John Hancock Multifactor Energy ETF	10	224
John Hancock Multi-Factor Financials ETF	17	662
John Hancock Multifactor Utilities ETF	8	273
Vanguard Communication Services ETF	2	179
Vanguard High Dividend Yield ETF	5	448
Vanguard Mega Cap Value ETF	47	3,884
Vanguard U.S. Minimum Volatility ETF	5	452
		6,496
Real Estate - 0.69%
Vanguard Global ex-U.S. Real Estate ETF	3	183

Small/Mid Cap Core - 4.97%
John Hancock Multifactor Materials ETF	8	265
John Hancock Multi-Factor Mid Cap ETF	14	521
John Hancock Multifactor Small Cap ETF	20	533
		1,319

27	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Strategic Global Equity Fund (Unaudited) (Continued)

October 31, 2019

	Shares	Fair Value ($)
Small/Mid Cap Growth - 1.31%
Vanguard Small-Cap Growth ETF	1	$185
Vanguard US Momentum Factor ETF	1	82
Vanguard Wellington Fund-Vanguard US Quality Factor ETF	1	81
		348

Total Equity Funds (cost $25,847)		26,858

Money Market Fund - 0.03%
Short-Term Cash - 0.03%
Federated Prime Cash Obligations Fund Institutional Class, 1.71%*	9	9
Total Money Market Fund (cost $9)		9

Total Investments (cost $25,856) - 101.26%		$26,867
Liabilities in Excess of Other Assets - Net - (1.26)%		(334)
NET ASSETS - 100.00%		$26,533

*	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2019.

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

ESG - Environmental, Social, and Governance

28	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Unaudited)

October 31, 2019

	CLS Global	CLS Global	CLS
	Aggressive	Diversified	Growth and
	Equity Fund	Equity Fund	Income Fund
Assets:
Unaffiliated investments, at cost	$110,081,811	$258,359,368	$370,495,792
Affiliated Investments, at cost	38,282,209	143,691,658	44,265,143
Unaffiliated investments in securities, at value*	$130,817,256	$301,428,986	$403,736,198
Affiliated Investments in securities, at value	40,260,324	157,553,420	44,652,390
Receivable for securities sold	6,857,498	—	398,897
Receivable for fund shares sold	78,334	167,664	109,170
Receivable for security lending	24,220	27,334	81,431
Interest and dividends receivable	388	857	84,949
Prepaid expenses and other assets	19,182	34,425	32,215
Total Assets	178,057,202	459,212,686	449,095,250

Liabilities:
Securities lending collateral (Note 8)	23,836,641	28,197,473	41,321,360
Payable for securities purchased	6,768,630	—	—
Accrued advisory fees	190,357	536,241	544,101
Payable for fund shares redeemed	90,063	266,420	236,721
Accrued shareholder servicing fees	60,183	176,342	168,240
Payable to related parties	38,100	74,009	2,997
Accrued expenses and other liabilities	33,002	35,535	36,659
Total Liabilities	31,016,976	29,286,020	42,310,078
Net Assets	$147,040,226	$429,926,666	$406,785,172

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$119,394,425	$357,199,751	$363,997,738
Accumulated earnings	27,645,801	72,726,915	42,787,434
Net Assets	$147,040,226	$429,926,666	$406,785,172

Class N Shares:
Net assets	$147,040,210	$429,926,647	$406,785,160
Net asset value, offering price, and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.20	$16.78	$11.13
Total shares outstanding at end of period	10,357,659	25,620,826	36,550,989

Class T Shares:
Net assets	$16	$19	$12
Net asset value, offering price, and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)**	$14.20	$16.78	$11.13
Total shares outstanding at end of period	1	1	1

*	Includes Securities Loaned $23,303,597; $36,421,829; $43,298,802.

**	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

29	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Unaudited) (Continued)

October 31, 2019

	CLS		CLS
	Flexible	CLS	Strategic Global
	Income Fund	Shelter Fund	Equity Fund
Assets:
Unaffiliated investments, at cost	$208,932,396	$215,003,185	$25,856
Affiliated Investments, at cost	25,003,800	21,148,400	—
Unaffiliated investments in securities, at value*	$213,758,996	$221,468,139	$26,867
Affiliated Investments in securities, at value	25,003,800	21,148,400	—
Receivable for fund shares sold	80,331	57,858	—
Receivable for security lending	23,628	10,439	—
Interest and dividends receivable	17,467	3,692	—
Receivable due from advisor	—	—	16,739
Prepaid expenses and other assets	23,238	19,920	—
Total Assets	238,907,460	242,708,448	43,606

Liabilities:
Securities lending collateral (Note 8)	25,672,519	21,775,988	—
Payable for securities purchased	—	—	—
Accrued advisory fees	142,250	272,394	—
Payable for fund shares redeemed	245,313	355,669	—
Accrued shareholder servicing fees	88,812	89,451	27
Payable to related parties	46,205	42,797	6,352
Accrued expenses and other liabilities	34,400	33,019	10,694
Total Liabilities	26,229,499	22,569,318	17,073
Net Assets	$212,677,961	$220,139,130	$26,533

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$208,607,261	$220,856,763	$25,000
Accumulated earnings (losses)	4,070,700	(717,633)	1,533
Net Assets	$212,677,961	$220,139,130	$26,533

Class N Shares:
Net assets	$212,677,950	$220,139,115	$26,533
Net asset value, offering price, and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.48	$12.14	$10.61
Total shares outstanding at end of period	20,294,132	18,126,594	2,500

Class T Shares:
Net assets	$11	$15	$—
Net asset value, offering price, and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)**	$10.48	$12.14	$—
Total shares outstanding at end of period	1	1	—

*	Includes Securities Loaned $31,427,528; $21,271,129; $0.

**	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

30	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations (Unaudited)

For the Six Months Ended October 31, 2019

	CLS Global	CLS Global	CLS
	Aggressive	Diversified	Growth and
	Equity Fund	Equity Fund	Income Fund
Investment Income:
Dividend income - Unaffiliated	$1,396,927	$3,298,064	$5,556,470
Dividend income - Affiliated	51,552	2,042,774	45,478
Interest income	1,722	4,269	27,784
Securities lending income-net*	188,566	217,415	508,851
Total investment income	1,638,767	5,562,522	6,138,583

Expenses:
Investment advisory fees	551,443	1,626,200	1,544,678
Shareholder Service Fees:
Class N	183,814	542,067	514,892
Administration fees	74,369	171,908	63,094
Accounting fees	18,172	27,310	27,204
Transfer agent fees	15,209	26,753	18,802
Printing and postage expense	19,100	30,801	17,324
Professional fees	14,728	15,152	16,042
Trustees’ fees	15,908	15,738	15,757
Registration & filing fees	18,574	23,453	21,697
Custodian fees	6,301	16,792	17,156
Chief compliance officer fees	3,759	7,960	6,866
Insurance expense	8,014	20,880	17,300
Miscellaneous fees and expenses	26	32	60
Total Expenses	929,417	2,525,046	2,280,872
Less: Fees waived and/or expenses reimbursed by the Advisor	(10,606)	—	61,799
Net Expenses	918,811	2,525,046	2,342,671
Net Investment Income	719,956	3,037,476	3,795,912

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains on:
Investments - Unaffiliated	2,422,211	11,064,215	5,483,408
Total net realized gain	2,422,211	11,064,215	5,483,408
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(756,208)	(9,603,976)	(971,757)
Investments - Affiliated	(2,429,501)	862,586	(19,797)
Total net change in unrealized depreciation	(3,185,709)	(8,741,390)	(991,554)
Net Realized and Unrealized Gain (Loss) on Investments	(763,498)	2,322,825	4,491,854
Net Increase (Decrease) in Net Assets Resulting from Operations	$(43,542)	$5,360,301	$8,287,766

*	A portion of securities lending income is from affiliated issuer.

31	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations (Unaudited) (Continued)

For the Six Months Ended October 31, 2019

	CLS		CLS
	Flexible	CLS	Strategic Global
	Income Fund	Shelter Fund	Equity Fund
Investment Income:
Dividend income - Unaffiliated	$3,609,586	$2,906,160	$325
Dividend income - Affiliated	—	—	—
Interest income	88,831	23,466	7
Securities lending income-net*	150,194	58,053	—
Total investment income	3,848,611	2,987,679	332

Expenses:
Investment advisory fees	431,793	814,860	88
Shareholder Service Fees:
Class N	269,871	271,620	29
Administration fees	104,122	102,370	3,926
Accounting fees	20,390	20,302	2,250
Transfer agent fees	22,515	4,348	1,334
Printing and postage expense	18,496	6,345	1,555
Professional fees	15,048	15,006	2,000
Trustees’ fees	15,845	15,745	15,700
Registration & filing fees	17,852	22,253	—
Custodian fees	8,961	8,439	11,421
Chief compliance officer fees	4,555	4,358	4,200
Insurance expense	12,278	9,408	—
Miscellaneous fees and expenses	599	24	—
Total Expenses	942,325	1,295,078	42,503
Less: Fees waived and/or expenses reimbursed by the Advisor	—	—	(42,326)
Net Expenses	942,325	1,295,078	177
Net Investment Income	2,906,286	1,692,601	155

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains on:
Investments - Unaffiliated	503,482	8,421,916	367
Total net realized gain	503,482	8,421,916	367
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	4,119,063	(1,646,660)	1,011
Investments - Affiliated	—	(402,633)	—
Total net change in unrealized appreciation (depreciation)	4,119,063	(2,049,293)	1,011
Net Realized and Unrealized Gain on Investments	4,622,545	6,372,623	1,378
Net Increase in Net Assets Resulting from Operations	$7,528,831	$8,065,224	$1,533

*	A portion of securities lending income is from affiliated issuer.

32	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets

	CLS Global Aggressive		CLS Global Diversified
	Equity Fund		Equity Fund
	Six Months Ended		Six Months Ended
	October 31, 2019	Year Ended	October 31, 2019	Year Ended
	(Unaudited)	April 30, 2019	(Unaudited)	April 30, 2019
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$719,956	$1,779,477	$3,037,476	$6,339,607
Net realized gain on investments	2,422,211	6,314,183	11,064,215	13,807,163
Distributions of realized gains by underlying investment companies	—	87,221	—	382,720
Net change in unrealized depreciation on investments	(3,185,709)	(6,850,037)	(8,741,390)	(21,282,969)
Net increase (decrease) in net assets resulting from operations	(43,542)	1,330,844	5,360,301	(753,479)

Distributions to Shareholders:
Total Distributions Paid
Class N	—	(13,442,665)	—	(43,921,076)
Class T	—	(1)	—	(2)
Total Dividends and Distributions to Shareholders	—	(13,442,666)	—	(43,921,078)
From Fund Share Transactions (Note 7)	(7,057,404)	(4,097,688)	(28,426,864)	36,340,552
Total Decrease in Net Assets	(7,100,946)	(16,209,510)	(23,066,563)	(8,334,005)

Net Assets:
Beginning of period	154,141,172	170,350,682	452,993,229	461,327,234
End of period	$147,040,226	$154,141,172	$429,926,666	$452,993,229

33	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	CLS Growth		CLS Flexible
	and Income Fund		Income Fund
	Six Months Ended		Six Months Ended
	October 31, 2019	Year Ended	October 31, 2019	Year Ended
	(Unaudited)	April 30, 2019	(Unaudited)	April 30, 2019
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$3,795,912	$8,395,842	$2,906,286	$6,399,448
Net realized gain (loss) on investments	5,483,408	(229,507)	503,482	(188,088)
Distributions of realized gains by underlying investment companies	—	275,560	—	72,151
Net change in unrealized appreciation (depreciation) on investments	(991,554)	(3,146,981)	4,119,063	2,700,511
Net increase (decrease) in net assets resulting from operations	8,287,766	5,294,914	7,528,831	8,984,022

Distributions to Shareholders:
Total Distributions Paid
Class N	—	(21,601,305)	(2,910,446)	(6,514,772)
Class T	—	(1)	—	(1)
Total Dividends and Distributions to Shareholders	—	(21,601,306)	(2,910,446)	(6,514,773)
From Fund Share Transactions (Note 7)	(22,933,795)	(30,252,406)	(8,644,415)	(21,792,258)
Total Decrease in Net Assets	(14,646,029)	(46,558,798)	(4,026,030)	(19,323,009)

Net Assets:
Beginning of period	421,431,201	467,989,999	216,703,991	236,027,000
End of period	$406,785,172	$421,431,201	$212,677,961	$216,703,991

34	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	CLS		CLS Strategic
	Shelter Fund		Global Equity Fund
	Six Months Ended		Period Ended
	October 31, 2019	Year Ended	October 31, 2019*
	(Unaudited)	April 30, 2019	(Unaudited)
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$1,692,601	$2,419,264	$155
Net realized gain (loss) on investments	8,421,916	(9,874,794)	367
Net change in unrealized appreciation (depreciation) on investments	(2,049,293)	9,128,043	1,011
Net increase in net assets resulting from operations	8,065,224	1,672,513	1,533

Distributions to Shareholders:
Total Distributions Paid
Class N	—	(39,248,487)	—
Class T	—	(3)	—
Total Dividends and Distributions to Shareholders	—	(39,248,490)	—
From Fund Share Transactions (Note 7)	(7,578,192)	56,865,903	25,000
Total Increase in Net Assets	487,032	19,289,926	26,533

Net Assets:
Beginning of period	219,652,098	200,362,172	—
End of Period	$220,139,130	$219,652,098	$26,533

*	Fund commenced operations May 15, 2019

35	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights

CLS Global Aggressive Equity Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ended April 30,
	2019		2019	2018	2017	2016	2015
	(Unaudited)
Net asset value, beginning of period	$14.18		$15.56	$14.38	$12.26	$13.73	$13.47
Income (loss) from investment operations:
Net investment income(a)(b)	0.07		0.17	0.15	0.17	0.26	0.24
Net realized and unrealized gain (loss) on investments	(0.05)		(0.22)	1.78	2.29	(1.14)	0.74
Total income (loss) from investment operations	0.02		(0.05)	1.93	2.46	(0.88)	0.98
Less distributions from:
Net investment income	—		(0.23)	(0.13)	(0.19)	(0.25)	(0.22)
Net realized gains	—		(1.10)	(0.62)	(0.15)	(0.34)	(0.50)
Total distributions from net investment income and net realized gains	—		(1.33)	(0.75)	(0.34)	(0.59)	(0.72)
Net asset value, end of period	$14.20		$14.18	$15.56	$14.38	$12.26	$13.73
Total return(c)	0.14	% (f)	0.99%	13.44%	20.23%	(6.39)%	7.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$147,040		$154,141	$170,351	$159,246	$100,444	$101,201
Ratio of net expenses to average net assets after expense reimbursement(d)	1.25	% (e)	1.16%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements(d)	1.26	% (e)	1.27%	1.23%	1.40%	1.38%	1.36%
Ratio of net investment income to average net assets(b)	0.97	% (e)	1.13%	0.99%	1.30%	2.10%	1.81%
Portfolio turnover rate	34	% (f)	17%	28%	32%	35%	50%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

36	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights

CLS Global Aggressive Equity Fund

Selected data based on a share outstanding throughout each period indicated.

	Class T Shares
	Six Months		Period
	Ended		Ended
	October 31,		April 30,
	2019		2019(a)
	(Unaudited)
Net asset value, beginning of period	$14.18		$14.32
Income from investment operations:
Net investment income(b)(c)	0.07		0.10
Net realized and unrealized gain on investments	(0.05)		1.09
Total income from investment operations	0.02		1.19
Less distributions from:
Net investment income	—		(0.23)
Net realized gains	—		(1.10)
Total distributions from net investment income and net realized gains	—		(1.33)
Net asset value, end of period	$14.20		$14.18
Total return(d)	0.14	% (f)	9.73	% (g)
Ratios and Supplemental Data:
Net assets, end of period	$16		$16
Ratio of net expenses to average net assets after expense reimbursement(e)	1.10	% (f)	1.01	% (f)
Ratio of expenses to average net assets before waivers and reimbursements(e)	1.11	% (f)	1.12	% (f)
Ratio of net investment income to average net assets(c)	1.13	% (f)	1.28	% (f)
Portfolio turnover rate	34	% (g)	17	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

37	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights

CLS Global Diversified Equity Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ended April 30,
	2019		2019	2018	2017	2016	2015
	(Unaudited)
Net asset value, beginning of period	$16.55		$18.75	$17.94	$16.15	$18.26	$17.61
Income (loss) from investment operations:
Net investment income(a)(b)	0.11		0.27	0.22	0.28	0.27	0.21
Net realized and unrealized gain (loss) on investments	0.12		(0.47)	2.42	2.09	(1.66)	0.95
Total income (loss) from investment operations	0.23		(0.20)	2.64	2.37	(1.39)	1.16
Less distributions from:
Net investment income	—		(0.34)	(0.28)	(0.49)	(0.13)	(0.34)
Net realized gains	—		(1.66)	(1.55)	(0.09)	(0.59)	(0.17)
Total distributions from net investment income and net realized gains	—		(2.00)	(1.83)	(0.58)	(0.72)	(0.51)
Net asset value, end of period	$16.78		$16.55	$18.75	$17.94	$16.15	$18.26
Total return(c)	1.39	% (f)	0.31%	14.84%	14.95%	(7.59)%	6.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$429,927		$452,993	$461,327	$434,938	$424,701	$567,510
Ratio of net expenses to average net assets after expense reimbursement/recapture(d)	1.16	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements/recapture(d)	1.16	% (e)	1.16%	1.13%	1.20%	1.19%	1.17%
Ratio of net investment income to average net assets(b)	1.40	% (e)	1.52%	1.15%	1.64%	1.59%	1.19%
Portfolio turnover rate	17	% (f)	35%	24%	41%	58%	33%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

38	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights

CLS Global Diversified Equity Fund

Selected data based on a share outstanding throughout each period indicated.

	Class T Shares
	Six Months		Period
	Ended		Ended
	October 31,		April 30,
	2019		2019(a)
	(Unaudited)
Net asset value, beginning of period	$16.55		$17.34
Income from investment operations:
Net investment income(b)(c)	0.11		0.15
Net realized and unrealized gain on investments	0.12		1.06
Total income from investment operations	0.23		1.21
Less distributions from:
Net investment income	—		(0.34)
Net realized gains	—		(1.66)
Total distributions from net investment income and net realized gains	—		(2.00)
Net asset value, end of period	$16.78		$16.55
Total return(d)	1.39	% (g)	8.49	% (g)
Ratios and Supplemental Data:
Net assets, end of period	$19		$19
Ratio of net expenses to average net assets after expense reimbursement(e)	1.01	% (f)	1.00	% (f)
Ratio of expenses to average net assets before waivers and reimbursements(e)	1.01	% (f)	1.03	% (f)
Ratio of net investment income to average net assets(c)	1.55	% (f)	2.75	% (f)
Portfolio turnover rate	17	% (g)	35	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

39	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights

CLS Growth and Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ended April 30,
	2019		2019	2018	2017	2016	2015
	(Unaudited)
Net asset value, beginning of period	$10.90		$11.35	$11.12	$10.55	$10.99	$10.82
Income (loss) from investment operations:
Net investment income(a)(b)	0.10		0.21	0.16	0.19	0.15	0.14
Net realized and unrealized gain (loss) on investments	0.13		(0.09)	0.68	0.61	(0.40)	0.22
Total income (loss) from investment operations	0.23		0.12	0.84	0.80	(0.25)	0.36
Less distributions from:
Net investment income	—		(0.19)	(0.18)	(0.21)	(0.13)	(0.11)
Net realized gains	—		(0.38)	(0.43)	(0.02)	(0.06)	(0.08)
Total distributions from net investment income and net realized gains	—		(0.57)	(0.61)	(0.23)	(0.19)	(0.19)
Net asset value, end of period	$11.13		$10.90	$11.35	$11.12	$10.55	$10.99
Total return(c)	2.11	% (f)	1.51%	7.55%	7.68%	(2.14)%	3.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$406,785		$421,431	$467,990	$445,759	$365,609	$423,486
Ratio of net expenses to average net assets after expense reimbursement/recapture(d)	1.13	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements/recapture(d)	1.10	% (e)	1.16%	1.14%	1.21%	1.19%	1.19%
Ratio of net investment income to average net assets(b)	1.83	% (e)	1.93%	1.38%	1.75%	1.42%	1.33%
Portfolio turnover rate	18	% (f)	28%	23%	45%	56%	31%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

40	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights

CLS Growth and Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class T Shares
	Six Months		Period
	Ended		Ended
	October 31,		April 30,
	2019		2019(a)
	(Unaudited)
Net asset value, beginning of period	$10.90		$10.83
Income from investment operations:
Net investment income(b)(c)	0.09		0.09
Net realized and unrealized gain on investments	0.14		0.55
Total income from investment operations	0.23		0.64
Less distributions from:
Net investment income	—		(0.19)
Net realized gains	—		(0.38)
Total distributions from net investment income and net realized gains	—		(0.57)
Net asset value, end of period	$11.13		$10.90
Total return(d)	2.11	% (g)	6.38	% (g)
Ratios and Supplemental Data:
Net assets, end of period	$12		$11
Ratio of net expenses to average net assets after expense reimbursement(e)	0.98	% (f)	1.00	% (f)
Ratio of expenses to average net assets before waivers and reimbursements(e)	0.98	% (f)	1.02	% (f)
Ratio of net investment income to average net assets(c)	1.98	% (f)	2.19	% (f)
Portfolio turnover rate	18	% (g)	28	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

41	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights

CLS Flexible Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ended April 30,
	2019		2019	2018	2017	2016	2015
	(Unaudited)
Net asset value, beginning of period	$10.26		$10.13	$10.28	$10.18	$10.35	$10.40
Income (loss) from investment operations:
Net investment income(a)(b)	0.14		0.29	0.24	0.24	0.24	0.23
Net realized and unrealized gain (loss) on investments	0.22		0.13	(0.15)	0.11	(0.17)	(0.05)
Total income (loss) from investment operations	0.36		0.42	0.09	0.35	0.07	0.18
Less distributions from:
Net investment income	(0.14)		(0.29)	(0.24)	(0.25)	(0.24)	(0.23)
Total distributions from net investment income and net realized gains	(0.14)		(0.29)	(0.24)	(0.25)	(0.24)	(0.23)
Net asset value, end of period	$10.48		$10.26	$10.13	$10.28	$10.18	$10.35
Total return(c)	3.54	% (f)	4.29%	0.86%	3.48%	0.71%	1.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$212,678		$216,704	$236,027	$228,142	$194,603	$197,700
Ratio of net expenses to average net assets after expense reimbursement(d)	0.87	% (e)	0.81%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before waivers and reimbursements(d)	0.87	% (e)	0.88%	0.86%	0.99%	0.94%	0.93%
Ratio of net investment income to average net assets(b)	2.69	% (e)	2.86%	2.32%	2.35%	2.33%	2.24%
Portfolio turnover rate	6	% (f)	22%	13%	9%	19%	5%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

42	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights

CLS Flexible Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class T Shares
	Six Months		Period
	Ended		Ended
	October 31,		April 30,
	2019		2019(a)
	(Unaudited)
Net asset value, beginning of period	$10.26		$9.93
Income from investment operations:
Net investment income(b)(c)	0.11		0.11
Net realized and unrealized gain on investments	0.25		0.35
Total income from investment operations	0.36		0.46
Less distributions from:
Net investment income	(0.14)		(0.13)
Total distributions from net investment income and net realized gains	(0.14)		(0.13)
Net asset value, end of period	$10.48		$10.26
Total return(d)	3.50	% (g)	4.68	% (g)
Ratios and Supplemental Data:
Net assets, end of period	$11		$10
Ratio of net expenses to average net assets after expense reimbursement(e)	0.72	% (f)	0.67	% (f)
Ratio of expenses to average net assets before waivers and reimbursements(e)	0.72	% (f)	0.75	% (f)
Ratio of net investment income to average net assets(c)	2.84	% (f)	2.95	% (f)
Portfolio turnover rate	6	% (g)	22	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

43	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights

CLS Shelter Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ended April 30,
	2019		2019	2018	2017	2016	2015
	(Unaudited)
Net asset value, beginning of period	$11.70		$14.51	$13.10	$11.65	$13.35	$12.21
Income (loss) from investment operations:
Net investment income(a)(b)	0.09		0.15	0.16	0.10	0.15	0.13
Net realized and unrealized gain (loss) on investments	0.35		(0.31)	1.56	1.64	(0.75)	1.10
Total income (loss) from investment operations	0.44		(0.16)	1.72	1.74	(0.60)	1.23
Less distributions from:
Net investment income	—		—	(0.16)	(0.11)	(0.22)	(0.09)
Net realized gains	—		(2.65)	(0.15)	(0.18)	(0.88)	—
Total distributions from net investment income and net realized gains	—		(2.65)	(0.31)	(0.29)	(1.10)	(0.09)
Net asset value, end of period	$12.14		$11.70	$14.51	$13.10	$11.65	$13.35
Total return(c)	3.76	% (f)	0.81%	13.11%	15.11%	(4.43)%	10.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$220,139		$219,652	$200,362	$129,378	$94,329	$98,241
Ratio of net expenses to average net assets after expense reimbursement(d)	1.19	% (e)	1.16%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements(d)	1.19	% (e)	1.20%	1.18%	1.24%	1.24%	1.27%
Ratio of net investment income to average net assets(b)	1.55	% (e)	1.15%	1.14%	0.83%	1.19%	0.99%
Portfolio turnover rate	153	% (f)	316%	172%	147%	346%	106%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

44	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights

CLS Shelter Fund

Selected data based on a share outstanding throughout each period indicated.

	Class T Shares
	Six Months		Period
	Ended		Ended
	October 31,		April 30,
	2019		2019(a)
	(Unaudited)
Net asset value, beginning of period	$11.70		$13.95
Income from investment operations:
Net investment income(b)(c)	0.06		0.06
Net realized and unrealized gain on investments	0.38		0.34
Total income from investment operations	0.44		0.40
Less distributions from:
Net realized gains	—		(2.65)
Total distributions from net investment income and net realized gains	—		(2.65)
Net asset value, end of period	$12.14		$11.70
Total return(d)	3.76	% (g)	4.84	% (g)
Ratios and Supplemental Data:
Net assets, end of period	$15		$15
Ratio of net expenses to average net assets after expense reimbursement(e)	1.04	% (f)	1.02	% (g)
Ratio of expenses to average net assets before waivers and reimbursements(e)	1.04	% (f)	1.07	% (f)
Ratio of net investment income to average net assets(c)	1.70	% (f)	1.46	% (f)
Portfolio turnover rate	153	% (g)	316	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

45	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights

CLS Strategic Global Equity Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Period
	Ended
	April 30,
	2019(a)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income(b)(c)	0.06
Net realized and unrealized gain on investments	0.55
Total income from investment operations	0.61
Net asset value, end of period	$10.61
Total return(d)	6.10	% (g)
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$27
Ratio of net expenses to average net assets after expense reimbursement(e)	1.50	% (f)
Ratio of expenses to average net assets before waivers and reimbursements(e)	359.83	% (f)
Ratio of net investment income to average net assets(c)	1.31	% (f)
Portfolio turnover rate	2	% (g)

(a)	Class N commenced operations on 5/15/19.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

46	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)

October 31, 2019

1.	Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS Shelter Fund, and CLS Strategic Global Equity Fund, collectively the “Funds” and each individually a “Fund” are each a diversified series of the Trust. The Funds each offer an unlimited number of shares of beneficial interest without par value. Each Fund offers Class N shares, and CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund and CLS Shelter Fund offer Class T shares.

Fund	The primary investment objective of each Fund is as follows:
CLS Global Aggressive Equity Fund	Long-term growth
CLS Global Diversified Equity Fund	Long-term growth of capital without regard to current income
CLS Growth and Income Fund	Combination of current income and growth of capital
CLS Flexible Income Fund	Total return, consisting of capital growth and income, consistent with preservation of capital
CLS Shelter Fund	Limiting the impact of large equity market declines. The Fund’s secondary investment objective is growth of capital.
CLS Strategic Global Equity Fund	Long-term growth of capital

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. The Funds are investment companies and accordingly follow the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

ask prices on the primary exchange on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized to maturity. Amortization of premium and accretion of market discount are charged to income. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds — The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by their Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2019

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2019 for the Funds’ investments measured at fair value:

CLS Global Aggressive Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$147,174,545	$—	$—	$147,174,545
Money Market Funds	66,394	—	—	66,394
Collateral for Securities Loaned	23,836,641	—	—	23,836,641
Total	$171,077,580	$—	$—	$171,077,580

CLS Global Diversified Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$430,476,200	$—	$—	$430,476,200
Money Market Funds	308,733	—	—	308,733
Collateral for Securities Loaned	28,197,473	—	—	28,197,473
Total	$458,982,406	$—	$—	$458,982,406

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2019

CLS Growth and Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$152,058,434	$—	$—	$152,058,434
Equity Funds	246,920,136	—	—	246,920,136
Money Market Funds	8,088,658	—	—	8,088,658
Collateral for Securities Loaned	41,321,360		—	41,321,360
Total	$448,388,588	$—	$—	$448,388,588

CLS Flexible Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$173,989,774	$—	$—	$173,989,774
Equity Funds	33,378,973	—	—	33,378,973
U.S. Government & Agency Obligations	—	5,057,112	—	5,057,112
Money Market Funds	664,418	—	—	664,418
Collateral for Securities Loaned	25,672,519	—	—	25,672,519
Total	$233,705,684	$5,057,112	$—	$238,762,796

CLS Shelter Fund

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$219,347,472	$—	$—	$219,347,472
Money Market Funds	1,493,079	—	—	1,493,079
Collateral for Securities Loaned	21,775,988	—	—	21,775,988
Total	$242,616,539	$—	$—	$242,616,539

CLS Strategic Global Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$26,858	$—	$—	$26,858
Money Market Funds	9	—	—	9
Total	$26,867	$—	$—	$26,867

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for security classifications.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2019

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Income Taxes

It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2017-2019), or expected to be taken in the Funds’ 2020 tax returns. The Funds identified their major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Related Income

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds. Each Fund’s income, expenses (other than the class specific distribution and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2019

Distributions to Shareholders

Income will normally be declared and distributed at least annually for all Funds with the exception of the CLS Flexible Income Fund. Income will normally be declared and distributed monthly for the CLS Flexible Income Fund. The Funds declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to the treatment of wash sale losses, grantor trust and partnership income.

Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	Investment Advisory Agreement and Transactions with Related Parties

Advisory Fees

The Trust has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Advisor”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Funds pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.75% of net assets for CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Shelter Fund, and CLS Strategic Global Equity; and for CLS Flexible Income at the annualized rate of 0.40%. During the year ended October 31, 2019, the Advisor earned the following fees:

Fund	Advisory Fee
CLS Global Aggressive Equity Fund	$551,443
CLS Global Diversified Equity Fund	1,626,200
CLS Growth and Income Fund	1,544,678
CLS Flexible Income Fund	431,793
CLS Shelter Fund	814,860
CLS Strategic Global Equity Fund	88

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2019

The Trustees have adopted, on behalf of the Funds, a Shareholder Servicing Plan (“Shareholder Servicing Plan”). The Shareholder Servicing Plan allows each of the Funds to use part of its assets for the payment of certain shareholder servicing expenses, including administrative or other shareholder support services. For these services under the Shareholder Servicing Plan, each Fund pays CLS an amount up to 0.25% of average net assets attributable to Class N Shares, and an amount up to 0.10% of average net assets for Class T Shares of the respective Funds on an annualized basis. CLS uses monies to compensate other parties that have entered into shareholder servicing agreements with CLS with respect to the servicing of Fund shares. During the six months ended October 31, 2019, the Funds’ Class N Shares paid the following Shareholder Servicing Plan Fees:

Fund	Shareholder Servicing Fee
CLS Global Aggressive Equity Fund	$183,814
CLS Global Diversified Equity Fund	542,067
CLS Growth and Income Fund	514,892
CLS Flexible Income Fund	269,871
CLS Shelter Fund	271,620
CLS Strategic Global Equity Fund	29

The Advisor has contractually agreed to waive or limit its management fees and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, indirect fees and expenses of underlying funds, and extraordinary or non-recurring expenses, through August 31, 2020 for Class N and Class T Shares so that the annual operating expenses of the Funds do not exceed the percentage of the average daily net assets as indicated below:

Expense Limitation
Class N
CLS Global Aggressive Equity, CLS Global Diversified Equity,
CLS Growth and Income, and CLS Shelter	1.25%
Class N
CLS Flexible Income Fund	0.90%
Class N
CLS Strategic Global Equity Fund	1.50%
Class T
CLS Global Aggressive Equity, CLS Global Diversified Equity,
CLS Growth and Income, and CLS Shelter	1.10%
Class T
CLS Flexible Income Fund	0.75%

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2019

The fee waivers and expense reimbursements, if any, pursuant to this contractual agreement for the six months ended October 31, 2019, were as follows:

Fund	Waiver/Reimbursement
CLS Global Aggressive Equity Fund	$10,606
CLS Global Diversified Equity Fund	—
CLS Growth and Income Fund	—
CLS Flexible Income Fund	—
CLS Shelter Fund	—
CLS Strategic Global Equity Fund	42,326

Fees waived or expenses reimbursed may be recouped by the Advisor from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding lesser of (i) the expense limitation at the time of waiver/reimbursement or (ii) the current expense limitation. During the six months ended October 31, 2019, the Advisor recaptured $61,799 from the CLS Growth and Income Fund. The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through April 30 of the years indicated:

Fund	2019	2020	2021	Total
CLS Global Aggressive Equity Fund	$262,430	$140,153	$170,936	$573,519
CLS Global Diversified Equity Fund	199,886	—	59,706	259,592
CLS Growth and Income Fund	203,858	—	23,454	227,312
CLS Flexible Income Fund	359,396	132,609	156,065	648,070
CLS Shelter Fund	94,615	56,398	89,703	240,716

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2019

Distributor

The distributor of the Funds, Northern Lights Distributors, LLC (“NLD”), serves as principal underwriter for each Fund and maintains all records required to be maintained pursuant to the Funds’ Shareholder Services Plan.

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

Gemini Fund Services, LLC (“GFS”), an affiliate of NLD, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the distributor provide ancillary services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of NLD and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of NLD and GFS, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Trustees Fees

The Trust pays each Trustee of the Trust who was not an interested person an annual fee of $50,000 per year paid in quarterly installments. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2019

4.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2019, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
CLS Global Aggressive Equity Fund	$148,233,911	$23,035,665	$(191,996)	$22,843,669
CLS Global Diversified Equity Fund	400,800,203	58,357,361	(175,158)	58,182,203
CLS Growth and Income Fund	412,133,184	36,981,467	(726,063)	36,255,404
CLS Flexible Income Fund	233,122,079	7,972,251	(2,331,534)	5,640,717
CLS Shelter Fund	236,151,585	6,494,750	(29,796)	6,464,954
CLS Strategic Global Equity Fund	25,856	1,047	(36)	1,011

5.	Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the year ended October 31, 2019, were as follows:

Fund	Purchases	Sales
CLS Global Aggressive Equity Fund	$49,381,411	$56,937,910
CLS Global Diversified Equity Fund	71,498,976	97,030,389
CLS Growth and Income Fund	71,617,104	100,816,461
CLS Flexible Income Fund	12,571,646	21,402,165
CLS Shelter Fund	327,625,615	331,862,583
CLS Strategic Global Equity Fund	26,432	596

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2019

6.	Investments in Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at October 31, 2019 are noted in the Funds’ Portfolio of Investments. Transactions during the year with companies that are affiliates are as follows:

CLS Global Aggressive Equity

							Change in		Shares
		Value-			Dividends	Realized	Unrealized	Value-	held at
		Beginning		Sales	Credited	Gain	Appreciation/	End	End of
CUSIP	Description	of Period	Purchases	Proceeds	to Income	(Loss)	(Depreciation)	of Period	Period
00764F383	Milestone Treasury Obligations Fund*	$24,324,400	$—	$(1,169,400)	$—	$—	$—	$23,155,000	23,155,000
35473P678	Franklin FTSE United Kingdom ETF	—	3,292,790	—	—	—	92,226	3,385,016	139,525
518416201	Hartford Multifactor Emerging Markets ETF	3,332,740	804,871	—	46,350	—	(159,760)	4,024,201	177,000
92189F684	VanEck Vectors Retail ETF	7,793,280	—	—	—	—	579,326	8,372,606	72,000
52468L877	Legg Mason Small—Cap Quality Value ETF	580,230	755,937	—	5,203	—	(17,870)	1,323,500	50,000
Total		$36,030,650	$4,853,598	$(1,169,400)	$51,553	$—	$493,922	42,496,017	23,593,525

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2019

CLS Global Diversified Equity

							Change in		Shares
		Value-			Dividends	Realized	Unrealized	Value-	held at
		Beginning		Sales	Credited	Gain	Appreciation/	End	End of
CUSIP	Description	of Period	Purchases	Proceeds	to Income	(Loss)	(Depreciation)	of Period	Period
00764F383	Milestone Treasury Obligations Fund*	$22,088,900	$5,284,600	$—	$—	$—	$—	$27,373,500	27,373,500
35473P827	Franklin FTSE Canada ETF	652,077	—	—	6,020	—	4,562	662,659	26,000
78463X533	SPDR S&P Emerging Markets Dividend ETF	44,082,500	—	—	1,413,426	—	(3,228,426)	42,267,500	137,500
97717W323	WisdomTree Emerging Markets Quality Dividend Growth Fund	4,670,890	—	—	86,258	—	(255,063)	4,502,085	185,500
23908L108	Davis Select Financial ETF	23,790,000	572,330	—	—	—	601,545	24,963,875	1,025,000
47804J503	John Hancock Multi-Factor Health Care ETF	9,993,000	—	—	201,372	—	125,898	10,320,270	300,000
78468R747	SPDR SSGA Gender Diversity Index ETF	10,619,800	—	—	105,229	—	45,571	10,770,600	145,000
78467V889	SPDR MFS Systematic Growth Equity ETF	12,562,335	—	—	84,039	—	(114,639)	12,531,735	150,000
46138G714	Invesco Russell 1000 Yield Factor ETF	—	—	—	14,529	—	955,405	969,934	35,000
47804J875	John Hancock Multifactor Consumer Staples ETF	6,160,000	—	—	63,890	—	114,772	6,338,662	220,000
518416300	Hartford Multifactor REIT ETF	3,854,400	—	—	51,966	—	297,484	4,203,850	250,000
78468R648	SPDR S&P Kensho New Economies Composite ETF	816,763	11,552,200	—	16,045	—	263,742	12,648,750	375,000
Total		$139,290,665	$17,409,130	$—	$2,042,774	$—	$(1,189,149)	$157,553,420	30,222,500

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2019

CLS Growth and Income

							Change in		Shares
		Value-			Dividends	Realized	Unrealized	Value-	held at
		Beginning		Sales	Credited	Gain	Appreciation/	End	End of
CUSIP	Description	of Period	Purchases	Proceeds	to Income	(Loss)	(Depreciation)	of Period	Period
00764F383	Milestone Treasury Obligations Fund*	$56,535,600	$—	$(16,388,700)	$—	$—	$—	$40,146,900	40,146,900
78463X376	SPDR Solactive Canada ETF	4,464,953	—	—	45,478	—	(4,941)	4,505,490	75,000
Total		$61,000,553	$—	$(16,388,700)	$45,478	$—	$(4,941)	$44,652,390	40,221,900

CLS Flexible Income

							Change in		Shares
		Value-			Dividends	Realized	Unrealized	Value-	held at
		Beginning		Sales	Credited	Gain	Appreciation/	End	End of
CUSIP	Description	of Period	Purchases	Proceeds	to Income	(Loss)	(Depreciation)	of Period	Period
00764F383	Milestone Treasury Obligations Fund*	$30,555,400	$—	$(5,551,600)	$—	$—	$—	$25,003,800	25,003,800

CLS Shelter Fund

							Change in		Shares
		Value-			Dividends	Realized	Unrealized	Value-	held at
		Beginning		Sales	Credited	Gain	Appreciation/	End	End of
CUSIP	Description	of Period	Purchases	Proceeds	to Income	(Loss)	(Depreciation)	of Period	Period
00764F383	Milestone Treasury Obligations Fund*	$14,212,300	$6,936,100	$—	$—	$—	$—	$21,148,400	21,148,400

*	Related management

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

7.	Shareholders’ Transactions

As of October 31, 2019, the Funds had an unlimited number of shares authorized. Following is a summary of shareholder transactions for each Fund:

	Six Months Ended		Year Ended
	October 31, 2019		April 30, 2019
	Shares	Dollars	Shares	Dollars
CLS Global Aggressive Equity Fund
Class N Shares:
Shares Sold	776,200	$10,780,210	1,795,988	$26,186,715
Shares issued to shareholders in reinvestment	—	—	1,091,873	13,430,034
Shares redeemed	(1,290,783)	(17,837,614)	(2,967,084)	(43,714,453)
Net decrease	(514,583)	$(7,057,404)	(79,223)	$(4,097,704)

Class T Shares:
Shares Sold	—	$—	1	$15
Shares issued to shareholders in reinvestment	—	—	—	1
Net increase	—	$—	1	$16

CLS Global Diversified Equity Fund
Class N Shares:
Shares Sold	1,801,433	$29,504,133	3,570,893	$61,926,246
Shares issued to shareholders	—	—	3,262,115	53,924,399
Shares issued due to merger
(Note 11) in reinvestment	—	—	2,995,379	43,822,398
Shares redeemed	(3,553,518)	(57,930,997)	(7,063,173)	(123,332,510)
Net increase (decrease)	(1,752,085)	$(28,426,864)	2,765,214	$36,340,533

Class T Shares:
Shares Sold	—	$—	1	$17
Shares issued to shareholders in reinvestment	—	—	—	2
Net increase	—	$—	1	$19

CLS Growth and Income Fund
Class N Shares:
Shares Sold	2,698,196	$29,531,934	5,747,089	$63,258,037
Shares issued to shareholders in reinvestment	—	—	2,160,909	21,565,872
Shares redeemed	(4,812,934)	(52,465,730)	(10,459,265)	(115,076,326)
Net decrease	(2,114,738)	$(22,933,796)	(2,551,267)	$(30,252,417)

Class T Shares:
Shares Sold	—	$—	1	$11
Net increase	—	$—	1	$11

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

	Six Months Ended		Year Ended
	October 31, 2019		April 30, 2019
	Shares	Dollars	Shares	Dollars
CLS Flexible Income Fund
Class N Shares:
Shares Sold	1,662,792	$17,291,329	3,813,258	$38,506,872
Shares issued to shareholders in reinvestment	279,479	2,905,338	647,528	6,499,388
Shares redeemed	(2,775,715)	(28,841,083)	(6,633,437)	(66,798,528)
Net decrease	(833,444)	$(8,644,416)	(2,172,651)	$(21,792,268)

Class T Shares:
Shares Sold	—	$—	1	$10
Net increase	—	$—	1	$10

CLS Shelter Fund
Class N Shares:
Shares Sold	1,756,228	$20,648,137	4,798,632	$63,763,370
Shares issued to shareholders in reinvestment	—	—	3,686,112	39,072,791
Shares redeemed	(2,398,577)	(28,226,329)	(3,520,391)	(45,970,275)
Net increase (decrease)	(642,349)	$(7,578,192)	4,964,353	$56,865,886

Class T Shares:
Shares Sold	—	$—	1	$14
Shares issued to shareholders in reinvestment	—	—	—	1
Net increase	—	$—	1	$15

CLS Strategic Global Fund
Class N Shares:
Shares Sold	2,500	$25,000	—	$—
Shares issued to shareholders in reinvestment	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	2,500	$25,000	—	$—

8.	Securities Lending

The CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, and CLS Shelter Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the statement of Assets & Liabilities and on the Schedule of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

The Lending Agent may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is deemed an affiliate of the Trust and is managed by the Advisor. The Milestone Treasury Obligations Fund is registered under the 1940 Act as an open-end management investment company and is subject to Rule 2a-7 under the 1940 Act. The Advisor, pursuant to an Investment Advisory Agreement with the Trust, may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Milestone Treasury Obligations Fund.

The Funds have adopted the disclosure provisions of FASB ASU 2014-11, “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

CLS Global Aggressive Equity Fund	Remaining Contractual Maturity of the Agreements as of October 31, 2019
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$23,303,597	$—	$—	$—	$23,303,597
Total Borrowings	$23,303,597	$—	$—	$—	$23,303,597
Gross amount of recognized liabilities for securities lending transactions					$23,303,597

CLS Global Diversified Equity Fund	Remaining Contractual Maturity of the Agreements as of October 31, 2019
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$36,421,829	$—	$—	$—	$36,421,829
Total Borrowings	$36,421,829	$—	$—	$—	$36,421,829
Gross amount of recognized liabilities for securities lending transactions					$36,421,829

CLS Growth and Income Fund	Remaining Contractual Maturity of the Agreements as of October 31, 2019
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$47,974,488	$—	$—	$—	$47,974,488
Total Borrowings	$47,974,488	$—	$—	$—	$47,974,488
Gross amount of recognized liabilities for securities lending transactions					$47,974,488

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

CLS Flexible Income Fund	Remaining Contractual Maturity of the Agreements as of October 31, 2019
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$31,427,528	$—	$—	$—	$31,427,528
Total Borrowings	$31,427,528	$—	$—	$—	$31,427,528
Gross amount of recognized liabilities for securities lending transactions					$31,427,528

CLS Shelter Fund	Remaining Contractual Maturity of the Agreements as of October 31, 2019
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$21,775,988	$—	$—	$—	$21,775,988
Total Borrowings	$21,775,988	$—	$—	$—	$21,775,988
Gross amount of recognized liabilities for securities lending transactions					$21,775,988

Securities lending income represents a portion of total investment income and may not continue in the future due to market conditions.

	Gross Amounts		Gross Amounts not offset in the
	Recognized		Statement of Assets & Liabilities
	in Statements		Financial		Cash
	of Assets &		Instruments		Collateral	Net Amount
Fund	Liabilities		Pledged		Pledged	of Assets
CLS Global Aggressive Equity Fund	$23,303,597	(1)	$23,303,597	(2)	$—	$—
CLS Global Diversified Equity Fund	36,421,829	(1)	36,421,829	(2)	—	—
CLS Growth and Income Fund	43,298,822	(1)	43,298,822	(2)	—	—
CLS Flexible Income Fund	31,427,528	(1)	31,427,528	(2)	—	—
CLS Shelter Fund	21,271,129	(1)	21,271,129	(2)	—	—

(1)	Collateral for Securities Loaned at value as presented in the Schedule of Investments.

(2)	The amount is limited to the liability balance and accordingly, does not include excess collateral pledged.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

9.	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid for the year ended April 30, 2019 and April 30, 2018 was as follows:

For the year ended April 30, 2019:
		Long-Term
Portfolio	Ordinary Income	Capital Gains	Total
CLS Global Aggressive Equity Fund	$2,196,138	$11,246,528	$13,442,666
CLS Global Diversified Equity Fund	6,399,931	37,521,147	43,921,078
CLS Growth and Income Fund	7,801,866	13,799,440	21,601,306
CLS Flexible Income Fund	6,514,773	—	6,514,773
CLS Shelter Fund	14,855,742	24,392,748	39,248,490

For the year ended April 30, 2018:
		Long-Term
Portfolio	Ordinary Income	Capital Gains	Total
CLS Global Aggressive Equity Fund	$1,933,764	$6,086,010	$8,019,774
CLS Global Diversified Equity Fund	6,159,421	35,696,516	41,855,937
CLS Growth and Income Fund	9,913,987	13,813,230	23,727,217
CLS Flexible Income Fund	5,382,624	—	5,382,624
CLS Shelter Fund	3,694,454	—	3,694,454

As of April 30, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

			Post
			October	Capital			Total
	Undistributed	Undistributed	Loss and	Loss	Other	Unrealized	Accumulated
	Ordinary	Long-Term	Late Year	Carry	Book/Tax	Appreciation/	Earnings/
Portfolio	Income	Capital Gains	Loss	Forwards	Differences	(Depreciation)	(Deficits)
CLS Global Aggressive Equity Fund	$—	$1,834,754	$(174,789)	$—	$—	$26,029,378	$27,689,343
CLS Global Diversified Fund	—	3,505,368	—	—	(2,195,636)	66,923,593	68,233,325
CLS Growth and Income Fund	1,791,996	—	(4,262,621)	(276,665)	—	37,246,958	34,499,668
CLS Flexible Income Fund	95,549	—	(97,178)	(2,067,710)	—	1,521,654	(547,685)
CLS Shelter Fund	2,417,758	—	(5,867,350)	(13,847,512)	—	8,514,247	(8,782,857)

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

The difference between book basis and tax basis undistributed net investment income/loss, accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, tax deferral of capital losses related to a Fund merger, and adjustments for partnerships and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Portfolio	Late Year Losses
CLS Global Aggressive Equity Fund	$174,789

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
CLS Growth and Income Fund	$4,262,621
CLS Flexible Income Fund	97,178
CLS Shelter Fund	5,867,350

At April 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized as follows:

	Non-Expiring
				CLCF	CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized	Limitation
CLS Global Diversified Equity Fund	$—	$—	$—	$4,241	$2,195,636
CLS Growth and Income Fund	276,665	—	276,665	—	—
CLS Flexible Income Fund	269,029	1,798,681	2,067,710	—	—
CLS Shelter Fund	13,847,512	—	13,847,512	—	—

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2019

Permanent book and tax difference are primarily attributable to tax adjustments related to the merger with CLS International Equity Fund.

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
CLS Global Diversified Equity Fund	$2,233,753	$(2,233,753)

The Fund acquired $2,199,877 of capital loss carryforwards related to the merger with the CLS International Equity Fund and has $2,195,636 of such losses remaining to be recognized over the next two years. These amounts are subject to an annual limitation of $1,548,096 under current tax rules.

11.	Fund Reorganization

The Board, after careful consideration, approved the reorganization of the CLS International Equity Fund (“International Equity Fund”), into the CLS Global Diversified Equity Fund. The plan of reorganization provides for the transfer of all of the assets and the assumption of the liabilities of the CLS International Equity Fund by the CLS Global Diversified Equity Fund. The following table illustrates the specifics of the reorganization that occurred on April 29, 2019:

		Shares Issued to	Diversified Equity Fund
CLS International		Shareholders of		Combined
Equity Fund		CLS International		(Post Merger)	Tax Status
Net Assets		Equity Fund	Pre Merger	Net Assets	of Transfer
$53,940,618	(1)	3,262,115	$401,345,352	$455,285,970	Non-taxable

(1)	includes unrealized appreciation in the amount of $866,411

12.	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you may incur ongoing costs, including management fees; shareholder servicing expenses and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses: The “actual” line of each row in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The “hypothetical” line of each row in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the “hypothetical” line of each row in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited) (Continued)

	Beginning	Ending	Expense	Expenses
	Account Value	Account Value	Ratio	Paid During
	5/1/2019	10/31/2019	(Annualized)	the Period
CLS Global Aggressive Equity Fund
Actual:
Class N	$1,000.00	$1,001.40	1.25%	$6.29	*
Class T	1,000.00	1,001.40	1.10%	5.53	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,018.85	1.25%	6.34	*
Class T	1,000.00	1,019.61	1.10%	5.58	*

CLS Global Diversified Fund
Actual:
Class N	$1,000.00	$1,013.90	1.16%	$5.87	*
Class T	1,000.00	1,013.90	1.01%	5.11	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,019.30	1.16%	5.89	*
Class T	1,000.00	1,020.06	1.01%	5.13	*

CLS Growth and Income Fund
Actual:
Class N	$1,000.00	$1,021.10	1.13%	$5.74	*
Class T	1,000.00	1,021.10	0.98%	4.98	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,019.46	1.13%	5.74	*
Class T	1,000.00	1,020.21	0.98%	4.98	*

CLS Flexible Income Fund
Actual:
Class N	$1,000.00	$1,035.40	0.87%	$4.45	*
Class T	1,000.00	1,035.40	0.72%	3.68	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,020.76	0.87%	4.42	*
Class T	1,000.00	1,021.52	0.72%	3.66	*

CLS Shelter Fund
Actual:
Class N	$1,000.00	$1,037.60	1.19%	$6.09	*
Class T	1,000.00	1,037.60	1.04%	5.33	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,019.15	1.19%	6.04	*
Class T	1,000.00	1,019.91	1.04%	5.28	*

CLS Strategic Global Equity Fund
Actual:
Class N	$1,000.00	$1,061.00	1.50%	$7.77	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,017.60	1.50%	7.61	*

*	Expenses are equal to each Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 184/366.

THIS PAGE INTENTIONALLY LEFT BLANK

AdvisorOne Funds Semi-Annual Report

Proxy Voting Policy

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-811-0225.

ABOUT CLS

CLS Investments (CLS) is a third party investment manager, ETF strategist, and long-time trusted partner in the financial industry. CLS’s extensive risk management experience, active asset allocation approach, and customizable strategy offerings have led clients to entrust their portfolios to CLS since 1989.

Through CLS’s partnership structure, your financial advisor maintains a direct relationship with you, while CLS’s portfolio management and analytics teams take on the day-to-day research, trading, and operations required to manage your account. Together, you and your advisor use the tools CLS provides to determine the investing strategy, investment types, and risk tolerance level most appropriate for you. Your advisor provides this information to CLS so we can accordingly make timely active asset allocation decisions within your portfolio. Through this mutually beneficial connection, CLS enhances your advisor’s service to you.

1989
Founded

$9.3B*
Assets Under Management

44K+
CLS clients

13
Portfolio managers & analysts

*As of 4/30/19

888.455.4244	CLSinvest.com	Follow us: @clsinvestments	A	Company

Item 2. Code of Ethics. Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not required for semi-annual reports.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach, Principal Executive Officer/President

Ryan Beach, Principal Executive Officer/ President

Date 1/7/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach, Principal Executive Officer/President

Ryan Beach, Principal Executive Officer/President

Date 1/7/20

By (Signature and Title)

/s/ Reid Peters

Reid Peters, Principal Financial Officer/Treasurer

Date 1/7/20